UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Series Large Cap Stock Fund Fidelity® Series Large Cap Stock Fund : FGLGX

This annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and information technology also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+204%). The stock was among our biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+63%). The stock was among the fund's biggest holdings. An overweight in Wells Fargo (+38%) also contributed. The stock was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The largest individual relative detractor was an overweight in Exxon Mobil (-3%). The stock was among the fund's largest holdings. A second notable relative detractor this period was avoiding Tesla, a benchmark component that gained about 61%. Not owning Netflix, a benchmark component that gained roughly 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Large Cap Stock Fund	22.41%	21.10%	13.76%
S&P 500® Index	15.16%	16.64%	13.65%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$21,619,889,139
Number of Holdings	172
Total Advisory Fee	$0
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.8
Industrials	19.7
Financials	17.0
Health Care	10.0
Communication Services	10.0
Energy	8.1
Consumer Staples	4.2
Consumer Discretionary	2.9
Materials	1.8
Utilities	1.2
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 2.1
Zambia - 1.4
Germany - 1.1
Netherlands - 0.9
Belgium - 0.8
United Kingdom - 0.7
France - 0.6
Taiwan - 0.6
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.1
NVIDIA Corp	6.9
Wells Fargo & Co	6.4
GE Aerospace	5.8
GE Vernova Inc	4.4
Exxon Mobil Corp	4.1
Boeing Co	4.0
Meta Platforms Inc Class A	3.5
Bank of America Corp	2.9
Broadcom Inc	2.3
47.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913361.101    2457-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Mega Cap Stock Fund Fidelity® Mega Cap Stock Fund : FGRTX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 64	0.58%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mega Cap Stock Fund	20.02%	20.69%	13.89%
Russell Top 200® Index	15.78%	17.33%	14.59%
S&P 500® Index	15.16%	16.64%	13.65%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	16.0
Financials	14.7
Communication Services	10.4
Energy	8.0
Health Care	7.4
Consumer Staples	4.2
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Canada - 1.5
Zambia - 1.0
Taiwan - 1.0
Germany - 0.9
United Kingdom - 0.8
Netherlands - 0.7
France - 0.7
Denmark - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
NVIDIA Corp	7.6
Wells Fargo & Co	5.6
GE Aerospace	4.8
Boeing Co	4.2
GE Vernova Inc	4.2
Meta Platforms Inc Class A	3.9
Exxon Mobil Corp	3.9
Bank of America Corp	3.2
Apple Inc	3.1
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913359.101    361-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class Z : FZALX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 52	0.47%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	20.14%	20.82%	14.02%
Russell Top 200® Index	15.78%	17.33%	14.59%
S&P 500® Index	15.16%	16.64%	13.65%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	16.0
Financials	14.7
Communication Services	10.4
Energy	8.0
Health Care	7.4
Consumer Staples	4.2
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Canada - 1.5
Zambia - 1.0
Taiwan - 1.0
Germany - 0.9
United Kingdom - 0.8
Netherlands - 0.7
France - 0.7
Denmark - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
NVIDIA Corp	7.6
Wells Fargo & Co	5.6
GE Aerospace	4.8
Boeing Co	4.2
GE Vernova Inc	4.2
Meta Platforms Inc Class A	3.9
Exxon Mobil Corp	3.9
Bank of America Corp	3.2
Apple Inc	3.1
48.2
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913358.101    2537-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class M : FTGRX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 122	1.11%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	15.17%	19.20%	12.89%
Class M (without 3.50% sales charge)	19.34%	20.05%	13.29%
Russell Top 200® Index	15.78%	17.33%	14.59%
S&P 500® Index	15.16%	16.64%	13.65%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	16.0
Financials	14.7
Communication Services	10.4
Energy	8.0
Health Care	7.4
Consumer Staples	4.2
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Canada - 1.5
Zambia - 1.0
Taiwan - 1.0
Germany - 0.9
United Kingdom - 0.8
Netherlands - 0.7
France - 0.7
Denmark - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
NVIDIA Corp	7.6
Wells Fargo & Co	5.6
GE Aerospace	4.8
Boeing Co	4.2
GE Vernova Inc	4.2
Meta Platforms Inc Class A	3.9
Exxon Mobil Corp	3.9
Bank of America Corp	3.2
Apple Inc	3.1
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913356.101    2037-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class I : FTRIX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 65	0.59%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	20.00%	20.68%	13.88%
Russell Top 200® Index	15.78%	17.33%	14.59%
S&P 500® Index	15.16%	16.64%	13.65%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	16.0
Financials	14.7
Communication Services	10.4
Energy	8.0
Health Care	7.4
Consumer Staples	4.2
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Canada - 1.5
Zambia - 1.0
Taiwan - 1.0
Germany - 0.9
United Kingdom - 0.8
Netherlands - 0.7
France - 0.7
Denmark - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
NVIDIA Corp	7.6
Wells Fargo & Co	5.6
GE Aerospace	4.8
Boeing Co	4.2
GE Vernova Inc	4.2
Meta Platforms Inc Class A	3.9
Exxon Mobil Corp	3.9
Bank of America Corp	3.2
Apple Inc	3.1
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913357.101    2038-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class C : FGRCX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.64%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	17.75%	19.42%	12.89%
Class C	18.75%	19.42%	12.89%
Russell Top 200® Index	15.78%	17.33%	14.59%
S&P 500® Index	15.16%	16.64%	13.65%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	16.0
Financials	14.7
Communication Services	10.4
Energy	8.0
Health Care	7.4
Consumer Staples	4.2
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Canada - 1.5
Zambia - 1.0
Taiwan - 1.0
Germany - 0.9
United Kingdom - 0.8
Netherlands - 0.7
France - 0.7
Denmark - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
NVIDIA Corp	7.6
Wells Fargo & Co	5.6
GE Aerospace	4.8
Boeing Co	4.2
GE Vernova Inc	4.2
Meta Platforms Inc Class A	3.9
Exxon Mobil Corp	3.9
Bank of America Corp	3.2
Apple Inc	3.1
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913355.101    2036-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class A : FGTAX

This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.86%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picking in energy also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in GE Vernova (+203%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in GE Aerospace (+63%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+38%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the index was an overweight in energy. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-3%). The company was one of our largest holdings. A second notable relative detractor this period was avoiding Tesla, an index component that gained roughly 61%. Not owning Netflix, an index component that gained approximately 98%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	12.75%	18.94%	12.91%
Class A (without 5.75% sales charge)	19.63%	20.36%	13.58%
Russell Top 200® Index	15.78%	17.33%	14.59%
S&P 500® Index	15.16%	16.64%	13.65%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,246,447,367
Number of Holdings	104
Total Advisory Fee	$19,394,563
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	16.0
Financials	14.7
Communication Services	10.4
Energy	8.0
Health Care	7.4
Consumer Staples	4.2
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Canada - 1.5
Zambia - 1.0
Taiwan - 1.0
Germany - 0.9
United Kingdom - 0.8
Netherlands - 0.7
France - 0.7
Denmark - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
NVIDIA Corp	7.6
Wells Fargo & Co	5.6
GE Aerospace	4.8
Boeing Co	4.2
GE Vernova Inc	4.2
Meta Platforms Inc Class A	3.9
Exxon Mobil Corp	3.9
Bank of America Corp	3.2
Apple Inc	3.1
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913354.101    2034-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund : FDSVX

This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 66	0.62%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an overweight in health care, where an overweight in pharmaceuticals, biotechnology & life sciences hurt most. Also hurting our result were stock picks and underweights in information technology, primarily within the software & services industry, and consumer discretionary.
•The biggest individual relative detractor was an underweight in Broadcom (+74%). The second-largest relative detractor was an underweight in Netflix (+98%). Broadcom and Netflix were not held at period end. Not owning Tesla, a benchmark component that gained approximately 61%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection and an overweight in industrials, primarily within the capital goods industry, also boosted relative performance. Also bolstering our relative result was security selection in energy.
•The top individual relative contributor was an overweight in GE Vernova (+210%). The second-largest relative contributor was an underweight in Apple (-2%). This period we decreased our position in Apple. The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Boston Scientific (+39%). The stock was one of the fund's largest holdings this period.
•Notable changes in positioning include higher allocations to the consumer discretionary and financials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Growth Discovery Fund	12.24%	17.06%	16.47%
Russell 3000® Growth Index	16.89%	17.55%	16.38%
Russell 3000® Index	15.30%	15.96%	12.96%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$6,313,475,413
Number of Holdings	146
Total Advisory Fee	$36,654,505
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.3
Consumer Discretionary	18.7
Health Care	13.5
Communication Services	10.2
Financials	10.0
Industrials	9.0
Consumer Staples	2.2
Materials	2.0
Energy	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Taiwan - 2.6
China - 2.0
Brazil - 1.6
Canada - 1.3
Israel - 1.0
Belgium - 0.6
United Kingdom - 0.6
Netherlands - 0.6
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.9
Amazon.com Inc	10.9
Microsoft Corp	6.1
Alphabet Inc Class A	4.7
Apple Inc	4.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
Mastercard Inc Class A	2.5
Eli Lilly & Co	2.4
Meta Platforms Inc Class A	2.4
Visa Inc Class A	2.3
49.7
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913353.101    339-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund Class K : FGDKX

This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 58	0.54%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an overweight in health care, where an overweight in pharmaceuticals, biotechnology & life sciences hurt most. Also hurting our result were stock picks and underweights in information technology, primarily within the software & services industry, and consumer discretionary.
•The biggest individual relative detractor was an underweight in Broadcom (+74%). The second-largest relative detractor was an underweight in Netflix (+98%). Broadcom and Netflix were not held at period end. Not owning Tesla, a benchmark component that gained approximately 61%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection and an overweight in industrials, primarily within the capital goods industry, also boosted relative performance. Also bolstering our relative result was security selection in energy.
•The top individual relative contributor was an overweight in GE Vernova (+210%). The second-largest relative contributor was an underweight in Apple (-2%). This period we decreased our position in Apple. The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Boston Scientific (+39%). The stock was one of the fund's largest holdings this period.
•Notable changes in positioning include higher allocations to the consumer discretionary and financials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	12.32%	17.16%	16.59%
Russell 3000® Growth Index	16.89%	17.55%	16.38%
Russell 3000® Index	15.30%	15.96%	12.96%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$6,313,475,413
Number of Holdings	146
Total Advisory Fee	$36,654,505
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.3
Consumer Discretionary	18.7
Health Care	13.5
Communication Services	10.2
Financials	10.0
Industrials	9.0
Consumer Staples	2.2
Materials	2.0
Energy	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Taiwan - 2.6
China - 2.0
Brazil - 1.6
Canada - 1.3
Israel - 1.0
Belgium - 0.6
United Kingdom - 0.6
Netherlands - 0.6
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.9
Amazon.com Inc	10.9
Microsoft Corp	6.1
Alphabet Inc Class A	4.7
Apple Inc	4.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
Mastercard Inc Class A	2.5
Eli Lilly & Co	2.4
Meta Platforms Inc Class A	2.4
Visa Inc Class A	2.3
49.7
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913352.101    2091-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Fund Fidelity® Fund : FFIDX

This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 45	0.42%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology. Stock picks in consumer discretionary also hampered the fund's result. Also hurting were stock picking and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Alphabet (-3%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+74%). This period we significantly decreased our position in the stock. An overweight in Regeneron Pharmaceuticals (-50%) also hurt. This period we reduced our stake in Regeneron Pharmaceuticals.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. An overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also bolstering our relative result were security selection and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Netflix (+96%). This was a position we established this period. The stock was one of our largest holdings. The second-largest relative contributor was an overweight in Meta Platforms (+47%). The company was another of the fund's biggest holdings. An overweight in Vistra (+124%) also helped.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Fund	11.77%	15.76%	13.71%
S&P 500® Index	15.16%	16.64%	13.65%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$8,482,134,315
Number of Holdings	132
Total Advisory Fee	$34,133,657
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.1
Communication Services	18.0
Industrials	12.3
Consumer Discretionary	12.1
Health Care	10.7
Financials	9.9
Energy	2.7
Materials	2.7
Utilities	2.0
Consumer Staples	1.0
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Taiwan - 1.8
Netherlands - 1.4
Canada - 1.1
Italy - 0.9
Japan - 0.8
United Kingdom - 0.8
India - 0.8
China - 0.7
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.5
Microsoft Corp	8.0
Alphabet Inc Class A	7.6
Meta Platforms Inc Class A	6.6
Amazon.com Inc	5.7
Apple Inc	3.9
Netflix Inc	3.0
Eli Lilly & Co	2.6
Wells Fargo & Co	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
50.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913350.101    3-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Fund Fidelity® Fund Class K : FFDKX

This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.34%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology. Stock picks in consumer discretionary also hampered the fund's result. Also hurting were stock picking and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Alphabet (-3%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+74%). This period we significantly decreased our position in the stock. An overweight in Regeneron Pharmaceuticals (-50%) also hurt. This period we reduced our stake in Regeneron Pharmaceuticals.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. An overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also bolstering our relative result were security selection and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Netflix (+96%). This was a position we established this period. The stock was one of our largest holdings. The second-largest relative contributor was an overweight in Meta Platforms (+47%). The company was another of the fund's biggest holdings. An overweight in Vistra (+124%) also helped.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	11.85%	15.85%	13.81%
S&P 500® Index	15.16%	16.64%	13.65%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$8,482,134,315
Number of Holdings	132
Total Advisory Fee	$34,133,657
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.1
Communication Services	18.0
Industrials	12.3
Consumer Discretionary	12.1
Health Care	10.7
Financials	9.9
Energy	2.7
Materials	2.7
Utilities	2.0
Consumer Staples	1.0
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Taiwan - 1.8
Netherlands - 1.4
Canada - 1.1
Italy - 0.9
Japan - 0.8
United Kingdom - 0.8
India - 0.8
China - 0.7
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.5
Microsoft Corp	8.0
Alphabet Inc Class A	7.6
Meta Platforms Inc Class A	6.6
Amazon.com Inc	5.7
Apple Inc	3.9
Netflix Inc	3.0
Eli Lilly & Co	2.6
Wells Fargo & Co	2.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
50.0
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913349.101    2088-TSRA-0825

Item 2.

Code of Ethics

As of the end of the period, June 30, 2025, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Fund, Fidelity Growth Discovery Fund, Fidelity Mega Cap Stock Fund and Fidelity Series Large Cap Stock Fund (the “Funds”):

Services Billed by PwC

June 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Fund	$64,200	$4,600	$22,100	$1,500
Fidelity Growth Discovery Fund	$41,200	$3,600	$11,700	$1,200
Fidelity Mega Cap Stock Fund	$46,900	$4,200	$9,300	$1,400
Fidelity Series Large Cap Stock Fund	$43,900	$4,000	$9,600	$1,300

June 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Fund	$49,100	$4,400	$11,400	$1,500
Fidelity Growth Discovery Fund	$36,700	$3,500	$8,800	$1,200
Fidelity Mega Cap Stock Fund	$44,200	$4,100	$9,000	$1,400
Fidelity Series Large Cap Stock Fund	$41,800	$3,900	$9,300	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	June 30, 2025A	June 30, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2025A	June 30, 2024A
PwC	$14,712,100	$15,068,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Large Cap Stock Fund

Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Large Cap Stock Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	901,600	177,307,531
CANADA - 2.1%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Athabasca Oil Corp (c)	7,757,600	32,129,880
Imperial Oil Ltd (b)	3,731,200	296,413,597
MEG Energy Corp	3,165,753	59,816,284
		388,359,761
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (c)	725,700	63,225,297
TOTAL CANADA		451,585,058
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR (b)	682,400	47,099,248
FRANCE - 0.6%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	395,700	39,433,313
Industrials - 0.5%
Aerospace & Defense - 0.5%
Airbus SE	474,900	99,349,436
TOTAL FRANCE		138,782,749
GERMANY - 1.1%
Information Technology - 1.1%
Software - 1.1%
SAP SE ADR	792,246	240,922,009
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (b)	2,535,400	17,053,340
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	36,800	2,122,256
TOTAL ITALY		19,175,596
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	153,400	11,371,702
NETHERLANDS - 0.9%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	2,806,081	91,030,843
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	24,200	13,339,524
Merus NV (c)	303,300	15,953,580
		29,293,104
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	42,900	34,379,631
BE Semiconductor Industries NV	269,912	40,394,638
		74,774,269
TOTAL NETHERLANDS		195,098,216
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (e)(f)	915,000	35,628,487
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	108,835	15,774,182
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	570,000	129,099,300
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	5,020,800	6,115,784
Consumer Staples - 0.3%
Beverages - 0.2%
Diageo PLC ADR	443,100	44,682,204
Tobacco - 0.1%
British American Tobacco PLC ADR	375,100	17,753,483
TOTAL CONSUMER STAPLES		62,435,687

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	219,700	12,433,309
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	5,391,900	71,456,952
TOTAL UNITED KINGDOM		152,441,732
UNITED STATES - 90.5%
Communication Services - 9.3%
Entertainment - 0.4%
Walt Disney Co/The	837,993	103,919,512
Interactive Media & Services - 7.7%
Alphabet Inc Class A	2,642,625	465,709,804
Alphabet Inc Class C	2,258,760	400,681,436
Meta Platforms Inc Class A	1,036,900	765,325,521
Snap Inc Class A (c)	3,492,770	30,352,171
		1,662,068,932
Media - 1.2%
Comcast Corp Class A	7,011,242	250,231,227
TOTAL COMMUNICATION SERVICES		2,016,219,671

Consumer Discretionary - 2.9%
Automobiles - 0.0%
Rivian Automotive Inc Class A (b)(c)	247,000	3,393,780
Broadline Retail - 0.5%
Amazon.com Inc (c)	511,800	112,283,802
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings Inc	19,437	112,525,458
Marriott International Inc/MD Class A1	150,400	41,090,784
Starbucks Corp	593,400	54,373,242
		207,989,484
Household Durables - 0.6%
Somnigroup International Inc	1,492,300	101,551,015
Whirlpool Corp (b)	268,463	27,227,517
		128,778,532
Specialty Retail - 0.7%
Lowe's Cos Inc	606,907	134,654,456
RH (c)	71,500	13,514,215
		148,168,671
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (c)	19,900	4,727,842
NIKE Inc Class B	313,700	22,285,248
		27,013,090
TOTAL CONSUMER DISCRETIONARY		627,627,359

Consumer Staples - 3.7%
Beverages - 1.6%
Brown-Forman Corp Class B	884,086	23,790,754
Coca-Cola Co/The	2,236,595	158,239,097
Keurig Dr Pepper Inc	3,873,700	128,064,522
Monster Beverage Corp (c)	198,400	12,427,776
		322,522,149
Consumer Staples Distribution & Retail - 1.0%
Performance Food Group Co (c)	340,000	29,739,800
Sysco Corp	762,700	57,766,898
Target Corp	702,600	69,311,490
US Foods Holding Corp (c)	416,600	32,082,366
Walmart Inc	289,300	28,287,754
		217,188,308
Food Products - 0.0%
Lamb Weston Holdings Inc	84,577	4,385,317
Personal Care Products - 0.7%
Estee Lauder Cos Inc/The Class A	527,800	42,646,240
Kenvue Inc	5,279,311	110,495,979
		153,142,219
Tobacco - 0.4%
Philip Morris International Inc	530,100	96,547,113
TOTAL CONSUMER STAPLES		793,785,106

Energy - 6.3%
Energy Equipment & Services - 0.0%
Tidewater Inc (b)(c)	300,800	13,875,904
Oil, Gas & Consumable Fuels - 6.3%
ConocoPhillips	303,800	27,263,012
Exxon Mobil Corp	8,014,801	863,995,548
Shell PLC ADR	6,567,700	462,431,757
		1,353,690,317
TOTAL ENERGY		1,367,566,221

Financials - 16.9%
Banks - 11.5%
Bank of America Corp	12,770,394	604,295,044
JPMorgan Chase & Co	178,271	51,682,546
M&T Bank Corp	483,420	93,778,646
PNC Financial Services Group Inc/The	1,097,521	204,599,865
Truist Financial Corp	726,200	31,219,337
US Bancorp	3,053,719	138,180,785
Wells Fargo & Co	17,007,189	1,362,615,983
		2,486,372,206
Capital Markets - 2.3%
Charles Schwab Corp/The	437,200	39,890,128
KKR & Co Inc Class A	1,492,751	198,580,666
Moody's Corp	31,500	15,800,085
Morgan Stanley	254,924	35,908,595
MSCI Inc	3,400	1,960,916
Northern Trust Corp	1,432,351	181,607,783
Raymond James Financial Inc	106,903	16,395,713
		490,143,886
Financial Services - 2.5%
Apollo Global Management Inc	116,400	16,513,668
Corpay Inc (c)	69,600	23,094,672
Global Payments Inc	156,300	12,510,251
Mastercard Inc Class A	147,489	82,879,969
PayPal Holdings Inc (c)	373,900	27,788,248
Visa Inc Class A	1,092,693	387,960,650
		550,747,458
Insurance - 0.6%
Arthur J Gallagher & Co	127,500	40,815,300
Brown & Brown Inc	520,200	57,674,574
Chubb Ltd	89,997	26,073,930
		124,563,804
TOTAL FINANCIALS		3,651,827,354

Health Care - 8.8%
Biotechnology - 0.7%
Alnylam Pharmaceuticals Inc (c)	158,850	51,799,397
Exact Sciences Corp (c)	1,196,600	63,587,324
Gilead Sciences Inc	140,800	15,610,496
Vaxcyte Inc (c)	432,100	14,047,571
		145,044,788
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	157,200	21,380,772
Becton Dickinson & Co	144,706	24,925,609
Boston Scientific Corp (c)	2,441,195	262,208,755
Masimo Corp (c)	95,300	16,031,366
Solventum Corp (c)	223,718	16,966,773
		341,513,275
Health Care Providers & Services - 3.4%
Cardinal Health Inc	619,658	104,102,544
Cigna Group/The	503,511	166,450,666
Humana Inc	351,200	85,861,376
McKesson Corp	188,721	138,290,974
UnitedHealth Group Inc	770,881	240,491,746
		735,197,306
Life Sciences Tools & Services - 0.4%
Bruker Corp	358,800	14,782,559
Danaher Corp	312,200	61,671,988
Thermo Fisher Scientific Inc	56,800	23,030,128
		99,484,675
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	1,006,960	46,612,178
Eli Lilly & Co	143,200	111,628,696
GSK PLC ADR	3,811,128	146,347,316
Haleon PLC ADR	13,973,136	144,901,420
Johnson & Johnson	586,877	89,645,462
Merck & Co Inc	482,400	38,186,784
		577,321,856
TOTAL HEALTH CARE		1,898,561,900

Industrials - 18.6%
Aerospace & Defense - 11.2%
Boeing Co (c)	4,175,306	874,851,866
GE Aerospace (d)	4,843,406	1,246,644,271
General Dynamics Corp	203,360	59,311,978
Howmet Aerospace Inc	150,800	28,068,404
Huntington Ingalls Industries Inc	254,350	61,415,351
RTX Corp	79,700	11,637,794
Spirit AeroSystems Holdings Inc Class A (c)	3,230,648	123,249,221
StandardAero Inc	9,600	303,840
		2,405,482,725
Air Freight & Logistics - 0.8%
United Parcel Service Inc Class B	1,791,156	180,799,287
Building Products - 0.0%
A O Smith Corp	134,600	8,825,722
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	501,800	25,330,444
Veralto Corp	101,866	10,283,373
		35,613,817
Construction & Engineering - 0.1%
Centuri Holdings Inc (c)	488,800	10,968,672
EMCOR Group Inc	20,300	10,858,267
		21,826,939
Electrical Equipment - 5.3%
Emerson Electric Co	84,000	11,199,720
GE Vernova Inc (d)	1,816,226	961,055,988
Hubbell Inc	96,914	39,580,647
Vertiv Holdings Co Class A	952,896	122,361,375
		1,134,197,730
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	1,030,115	45,561,986
Machinery - 0.8%
Allison Transmission Holdings Inc	258,300	24,535,917
Cummins Inc	91,900	30,097,250
Deere & Co	69,400	35,289,206
Donaldson Co Inc	258,900	17,954,715
Nordson Corp	73,300	15,713,321
Otis Worldwide Corp	238,884	23,654,294
Stanley Black & Decker Inc	120,500	8,163,875
Toro Co/The	56,700	4,007,555
Westinghouse Air Brake Technologies Corp	114,185	23,904,630
		183,320,763
Trading Companies & Distributors - 0.0%
Watsco Inc	24,100	10,643,042
TOTAL INDUSTRIALS		4,026,272,011

Information Technology - 21.7%
IT Services - 0.0%
EPAM Systems Inc (c)	37,000	6,542,340
Semiconductors & Semiconductor Equipment - 11.3%
Applied Materials Inc	307,802	56,349,312
Broadcom Inc	1,801,800	496,666,170
First Solar Inc (c)	328,300	54,346,782
Lam Research Corp	664,000	64,633,760
Marvell Technology Inc	2,110,385	163,343,799
Micron Technology Inc	822,400	101,360,800
NVIDIA Corp	9,468,600	1,495,944,115
Teradyne Inc	113,800	10,232,896
		2,442,877,634
Software - 8.2%
Adobe Inc (c)	325,200	125,813,376
Autodesk Inc (c)	211,728	65,544,637
Intuit Inc	63,900	50,329,557
Microsoft Corp	3,080,505	1,532,273,993
		1,773,961,563
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc	2,308,714	473,678,851
TOTAL INFORMATION TECHNOLOGY		4,697,060,388

Materials - 0.4%
Chemicals - 0.4%
Air Products and Chemicals Inc	120,700	34,044,642
Mosaic Co/The	1,207,300	44,042,304
Sherwin-Williams Co/The	5,800	1,991,488
		80,078,434
Real Estate - 0.7%
Industrial REITs - 0.0%
Terreno Realty Corp	254,600	14,275,422
Residential REITs - 0.1%
Sun Communities Inc	159,100	20,124,559
Specialized REITs - 0.6%
American Tower Corp	275,781	60,953,117
Crown Castle Inc	556,700	57,189,791
Equinix Inc	4,422	3,517,568
		121,660,476
TOTAL REAL ESTATE		156,060,457

Utilities - 1.2%
Electric Utilities - 1.0%
Duke Energy Corp	71,400	8,425,200
Edison International	154,200	7,956,720
Entergy Corp	221,400	18,402,768
PG&E Corp	491,300	6,848,722
Southern Co/The	1,896,800	174,183,144
		215,816,554
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	122,200	23,683,582
Multi-Utilities - 0.1%
Sempra	186,900	14,161,413
TOTAL UTILITIES		253,661,549

TOTAL UNITED STATES		19,568,720,450
ZAMBIA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
First Quantum Minerals Ltd (c)	16,993,300	301,867,396
TOTAL COMMON STOCKS (Cost $10,790,923,955)		21,484,873,656

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025	4.25	3,494,000	3,487,571
US Treasury Bills 0% 8/21/2025	4.28	2,000,000	1,987,765
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,475,454)			5,475,336

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	528,970,312	529,076,106
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	126,466,660	126,479,306
TOTAL MONEY MARKET FUNDS (Cost $655,555,412)			655,555,412

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $11,451,954,821)	22,145,904,404
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(526,015,265)
NET ASSETS - 100.0%	21,619,889,139

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	2,438	62,751,682	280.00	08/15/25	(1,292,140)
GE Aerospace	Chicago Board Options Exchange	2,668	68,671,652	270.00	07/18/25	(421,544)
GE Aerospace	Chicago Board Options Exchange	5,333	137,266,087	260.00	07/18/25	(2,519,843)
GE Vernova Inc	Chicago Board Options Exchange	2,811	148,744,065	550.00	07/18/25	(2,642,340)

						(6,875,867)
TOTAL WRITTEN OPTIONS						(6,875,867)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $417,433,486.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $35,628,487 or 0.2% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,628,487 or 0.2% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	285,088,259	3,495,492,626	3,251,504,779	18,551,754	-	-	529,076,106	528,970,312	1.0%
Fidelity Securities Lending Cash Central Fund	33,071,211	1,340,763,593	1,247,355,498	269,372	-	-	126,479,306	126,466,660	0.4%
Total	318,159,470	4,836,256,219	4,498,860,277	18,821,126	-	-	655,555,412

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,142,879,001	2,016,219,671	126,659,330	-
Consumer Discretionary	633,743,143	633,743,143	-	-
Consumer Staples	912,707,446	912,707,446	-	-
Energy	1,755,925,982	1,755,925,982	-	-
Financials	3,664,260,663	3,651,827,354	12,433,309	-
Health Care	2,168,035,965	2,168,035,965	-	-
Industrials	4,262,425,952	4,091,619,564	170,806,388	-
Information Technology	5,153,227,668	5,141,855,966	11,371,702	-
Materials	381,945,830	381,945,830	-	-
Real Estate	156,060,457	156,060,457	-	-
Utilities	253,661,549	253,661,549	-	-

U.S. Treasury Obligations	5,475,336	-	5,475,336	-

Money Market Funds	655,555,412	655,555,412	-	-
Total Investments in Securities:	22,145,904,404	21,819,158,339	326,746,065	-
Derivative Instruments:

Liabilities
Written Options	(6,875,867)	(6,875,867)	-	-
Total Liabilities	(6,875,867)	(6,875,867)	-	-
Total Derivative Instruments:	(6,875,867)	(6,875,867)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(6,875,867)
Total Equity Risk	0	(6,875,867)
Total Value of Derivatives	0	(6,875,867)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $123,745,815) - See accompanying schedule:
Unaffiliated issuers (cost $10,796,399,409)	$21,490,348,992
Fidelity Central Funds (cost $655,555,412)	655,555,412

Total Investment in Securities (cost $11,451,954,821)		$22,145,904,404
Cash		1,418,195
Foreign currency held at value (cost $138)		141
Receivable for investments sold		121,899,753
Receivable for fund shares sold		190,273
Dividends receivable		17,961,280
Distributions receivable from Fidelity Central Funds		1,000,490
Other receivables		342,397
Total assets		22,288,716,933
Liabilities
Payable for fund shares redeemed	$535,077,878
Accrued management fee	38,013
Written options, at value (premium received $8,419,118)	6,875,867
Other payables and accrued expenses	373,540
Collateral on securities loaned	126,462,496
Total liabilities		668,827,794
Net Assets		$21,619,889,139
Net Assets consist of:
Paid in capital		$9,781,304,639
Total accumulated earnings (loss)		11,838,584,500
Net Assets		$21,619,889,139
Net Asset Value, offering price and redemption price per share ($21,619,889,139 ÷ 834,981,729 shares)		$25.89
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$283,799,838
Interest		953,659
Income from Fidelity Central Funds (including $269,372 from security lending)		18,821,126
Total income		303,574,623
Expenses
Custodian fees and expenses	$605,321
Independent trustees' fees and expenses	79,935
Total expenses before reductions	685,256
Expense reductions	(29,350)
Total expenses after reductions		655,906
Net Investment income (loss)		302,918,717
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,568,458,787
Foreign currency transactions	(330,468)
Written options	(5,240,225)
Total net realized gain (loss)		1,562,888,094
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,290,022,304
Assets and liabilities in foreign currencies	407,796
Written options	9,232
Total change in net unrealized appreciation (depreciation)		2,290,439,332
Net gain (loss)		3,853,327,426
Net increase (decrease) in net assets resulting from operations		$4,156,246,143
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$302,918,717	$281,668,748
Net realized gain (loss)	1,562,888,094	1,229,757,623
Change in net unrealized appreciation (depreciation)	2,290,439,332	2,662,218,857
Net increase (decrease) in net assets resulting from operations	4,156,246,143	4,173,645,228
Distributions to shareholders	(1,506,107,434)	(821,641,569)

Share transactions
Proceeds from sales of shares	3,650,707,884	2,385,418,960
Reinvestment of distributions	1,506,107,434	821,641,569
Cost of shares redeemed	(4,850,928,137)	(3,042,544,475)

Net increase (decrease) in net assets resulting from share transactions	305,887,181	164,516,054
Total increase (decrease) in net assets	2,956,025,890	3,516,519,713

Net Assets
Beginning of period	18,663,863,249	15,147,343,536
End of period	$21,619,889,139	$18,663,863,249

Other Information
Shares
Sold	157,593,314	119,339,539
Issued in reinvestment of distributions	68,243,065	43,534,511
Redeemed	(204,590,685)	(150,486,608)
Net increase (decrease)	21,245,694	12,387,442

Financial Highlights
Fidelity® Series Large Cap Stock Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.94	$18.90	$16.37	$19.80	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.35	.35	.34	.34	.34
Net realized and unrealized gain (loss)	4.43	4.72	3.27	(2.02)	6.27
Total from investment operations	4.78	5.07	3.61	(1.68)	6.61
Distributions from net investment income	(.36)	(.36)	(.33)	(.47)	(.37)
Distributions from net realized gain	(1.47)	(.68)	(.76)	(1.28)	(.52)
Total distributions	(1.83)	(1.03) C	(1.08) C	(1.75)	(.88) C
Net asset value, end of period	$25.89	$22.94	$18.90	$16.37	$19.80
Total Return D	22.41%	28.11%	23.03%	(9.44)%	49.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.73%	1.98%	1.84%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$21,619,889	$18,663,863	$15,147,344	$12,798,487	$14,792,790
Portfolio turnover rate H	17%	18%	12%	17%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Large Cap Stock Fund	$342,397

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, and losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,972,821,479
Gross unrealized depreciation	(340,909,290)
Net unrealized appreciation (depreciation)	$10,631,912,189
Tax Cost	$11,507,116,348

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$154,798,784
Undistributed long-term capital gain	$1,051,847,706
Net unrealized appreciation (depreciation) on securities and other investments	$10,631,938,011

The tax character of distributions paid was as follows:

	June 30, 2025	June 30, 2024
Ordinary Income	$337,397,209	$284,242,652
Long-term Capital Gains	1,168,710,225	537,398,917
Total	$1,506,107,434	$821,641,569

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Large Cap Stock Fund
Equity Risk
Purchased Options	(219,792)	-
Written Options	(5,240,225)	9,232
Total Equity Risk	(5,460,017)	9,232
Interest Rate Risk
Totals	(5,460,017)	9,232

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Stock Fund	3,403,162,059	4,133,369,711
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Large Cap Stock Fund	51,582

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Stock Fund	325,409,757	167,679,513	63,733,496
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Stock Fund	29,279	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through October 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $8,739.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $20,611.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Series Large Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Large Cap Stock Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2025, $1,481,484,331, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $21,338,702 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 78% and 62% of the dividends distributed in August and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 89.69% and 70.23% of the dividends distributed in August and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.04% and 1.60% of the dividends distributed in August and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	28,001,365,920.38	97.84
Withheld	617,054,076.69	2.16
TOTAL	28,618,419,997.07	100.00
Robert A. Lawrence
Affirmative	27,971,499,925.56	97.74
Withheld	646,920,071.51	2.26
TOTAL	28,618,419,997.07	100.00
Vijay C. Advani
Affirmative	27,969,572,242.17	97.73
Withheld	648,847,754.89	2.27
TOTAL	28,618,419,997.07	100.00
Thomas P. Bostick
Affirmative	27,969,020,972.17	97.73
Withheld	649,399,024.90	2.27
TOTAL	28,618,419,997.07	100.00
Donald F. Donahue
Affirmative	27,968,347,738.20	97.73
Withheld	650,072,258.87	2.27
TOTAL	28,618,419,997.07	100.00
Vicki L. Fuller
Affirmative	27,989,732,087.37	97.80
Withheld	628,687,909.70	2.20
TOTAL	28,618,419,997.07	100.00
Patricia L. Kampling
Affirmative	27,998,934,667.72	97.84
Withheld	619,485,329.35	2.16
TOTAL	28,618,419,997.07	100.00
Thomas A. Kennedy
Affirmative	28,003,822,853.71	97.85
Withheld	614,597,143.36	2.15
TOTAL	28,618,419,997.07	100.00
Oscar Munoz
Affirmative	27,972,777,601.40	97.74
Withheld	645,642,395.66	2.26
TOTAL	28,618,419,997.07	100.00
Karen B. Peetz
Affirmative	27,996,202,442.16	97.83
Withheld	622,217,554.91	2.17
TOTAL	28,618,419,997.07	100.00
David M. Thomas
Affirmative	27,951,653,339.99	97.67
Withheld	666,766,657.08	2.33
TOTAL	28,618,419,997.07	100.00
Susan Tomasky
Affirmative	27,974,319,919.30	97.75
Withheld	644,100,077.77	2.25
TOTAL	28,618,419,997.07	100.00
Michael E. Wiley
Affirmative	27,955,275,377.95	97.68
Withheld	663,144,619.12	2.32
TOTAL	28,618,419,997.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Large Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.

Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through October 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.951035.112
MHT-ANN-0825
Fidelity® Mega Cap Stock Fund

Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mega Cap Stock Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 92.8%
	Shares	Value ($)
CANADA - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd (b)	785,505	62,402,005
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR (b)	272,810	18,829,346
FRANCE - 0.7%
Industrials - 0.7%
Aerospace & Defense - 0.7%
Airbus SE	133,000	27,823,700
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	123,600	37,586,760
NETHERLANDS - 0.7%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	466,399	15,130,245
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	17,436	13,973,036
TOTAL NETHERLANDS		29,103,281
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	184,400	41,764,756
UNITED KINGDOM - 0.8%
Consumer Staples - 0.8%
Beverages - 0.5%
Diageo PLC	827,862	20,875,457
Tobacco - 0.3%
British American Tobacco PLC ADR	267,900	12,679,707
TOTAL UNITED KINGDOM		33,555,164
UNITED STATES - 85.9%
Communication Services - 10.0%
Entertainment - 0.5%
Walt Disney Co/The	174,899	21,689,225
Interactive Media & Services - 8.7%
Alphabet Inc Class A	603,700	106,390,051
Alphabet Inc Class C	521,900	92,579,841
Meta Platforms Inc Class A	226,800	167,398,812
		366,368,704
Media - 0.8%
Comcast Corp Class A	989,997	35,332,993
TOTAL COMMUNICATION SERVICES		423,390,922

Consumer Discretionary - 2.8%
Broadline Retail - 1.1%
Amazon.com Inc (d)	208,000	45,633,120
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings Inc	4,548	26,329,464
Marriott International Inc/MD Class A1	19,000	5,190,990
Starbucks Corp	141,400	12,956,482
		44,476,936
Specialty Retail - 0.5%
Lowe's Cos Inc	89,811	19,926,367
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (d)	7,200	1,710,575
NIKE Inc Class B	129,000	9,164,160
		10,874,735
TOTAL CONSUMER DISCRETIONARY		120,911,158

Consumer Staples - 3.4%
Beverages - 1.2%
Coca-Cola Co/The	374,100	26,467,575
Keurig Dr Pepper Inc	564,400	18,659,064
Monster Beverage Corp (d)	46,900	2,937,816
PepsiCo Inc	9,600	1,267,584
		49,332,039
Consumer Staples Distribution & Retail - 0.7%
Target Corp	171,910	16,958,922
Walmart Inc	136,100	13,307,858
		30,266,780
Food Products - 0.0%
Mondelez International Inc	25,900	1,746,696
Household Products - 0.0%
Procter & Gamble Co/The	12,610	2,009,025
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	162,900	13,162,320
Kenvue Inc	982,957	20,573,290
		33,735,610
Tobacco - 0.7%
Philip Morris International Inc	155,200	28,266,576
TOTAL CONSUMER STAPLES		145,356,726

Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
ConocoPhillips	98,200	8,812,468
Exxon Mobil Corp	1,515,009	163,317,971
Shell PLC ADR	1,471,013	103,574,025
		275,704,464
Financials - 14.7%
Banks - 11.5%
Bank of America Corp	2,846,974	134,718,810
JPMorgan Chase & Co	185,030	53,642,047
PNC Financial Services Group Inc/The	156,831	29,236,435
Truist Financial Corp	265,600	11,418,144
US Bancorp	469,512	21,245,418
Wells Fargo & Co	2,957,176	236,928,942
		487,189,796
Capital Markets - 0.6%
Charles Schwab Corp/The	165,200	15,072,848
CME Group Inc Class A	9,200	2,535,704
KKR & Co Inc Class A	62,614	8,329,540
		25,938,092
Consumer Finance - 0.1%
American Express Co	13,500	4,306,230
Financial Services - 2.5%
Apollo Global Management Inc	70,400	9,987,648
Fiserv Inc (d)	26,600	4,586,106
Mastercard Inc Class A	38,052	21,382,941
PayPal Holdings Inc (d)	60,000	4,459,200
Visa Inc Class A	188,888	67,064,684
		107,480,579
TOTAL FINANCIALS		624,914,697

Health Care - 7.1%
Biotechnology - 0.1%
Gilead Sciences Inc	19,700	2,184,139
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	110,500	15,029,105
Boston Scientific Corp (d)	402,217	43,202,128
		58,231,233
Health Care Providers & Services - 2.1%
Cigna Group/The	59,962	19,822,238
Humana Inc	52,900	12,932,992
UnitedHealth Group Inc	178,803	55,781,172
		88,536,402
Life Sciences Tools & Services - 0.8%
Danaher Corp	133,110	26,294,549
Thermo Fisher Scientific Inc	21,800	8,839,028
		35,133,577
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	110,299	5,105,741
Eli Lilly & Co	33,000	25,724,490
GSK PLC ADR	859,966	33,022,694
Haleon PLC ADR	1,983,733	20,571,311
Johnson & Johnson	101,314	15,475,714
Merck & Co Inc	196,500	15,554,940
		115,454,890
TOTAL HEALTH CARE		299,540,241

Industrials - 15.3%
Aerospace & Defense - 9.4%
Boeing Co (d)	858,580	179,898,267
GE Aerospace (c)	785,984	202,304,422
RTX Corp	39,500	5,767,790
Spirit AeroSystems Holdings Inc Class A (d)	325,534	12,419,122
		400,389,601
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	404,379	40,818,016
Electrical Equipment - 4.3%
Emerson Electric Co	47,700	6,359,841
GE Vernova Inc (c)	331,478	175,401,584
		181,761,425
Industrial Conglomerates - 0.0%
Honeywell International Inc	8,600	2,002,768
Machinery - 0.6%
Caterpillar Inc	41,100	15,955,431
Deere & Co	17,080	8,685,009
		24,640,440
TOTAL INDUSTRIALS		649,612,250

Information Technology - 24.5%
IT Services - 0.0%
Kyndryl Holdings Inc (d)	220	9,231
Semiconductors & Semiconductor Equipment - 12.3%
Applied Materials Inc	130,674	23,922,489
Broadcom Inc	390,105	107,532,443
Lam Research Corp	206,000	20,052,040
Marvell Technology Inc	232,365	17,985,051
Micron Technology Inc	235,200	28,988,400
NVIDIA Corp	2,037,650	321,928,325
		520,408,748
Software - 9.1%
Adobe Inc (d)	83,810	32,424,413
Autodesk Inc (d)	27,600	8,544,132
Intuit Inc	8,900	7,009,907
Microsoft Corp	657,676	327,134,619
Oracle Corp	29,400	6,427,722
Salesforce Inc	17,300	4,717,537
		386,258,330
Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc	644,422	132,216,062
TOTAL INFORMATION TECHNOLOGY		1,038,892,371

Materials - 0.1%
Chemicals - 0.1%
Air Products and Chemicals Inc	16,100	4,541,166
Linde PLC	6,700	3,143,506
		7,684,672
Real Estate - 0.6%
Industrial REITs - 0.1%
Prologis Inc	22,800	2,396,736
Specialized REITs - 0.5%
American Tower Corp	75,510	16,689,220
Crown Castle Inc	60,500	6,215,165
		22,904,385
TOTAL REAL ESTATE		25,301,121

Utilities - 0.9%
Electric Utilities - 0.8%
Duke Energy Corp	15,200	1,793,600
NextEra Energy Inc	37,900	2,631,018
Southern Co/The	306,800	28,173,444
		32,598,062
Multi-Utilities - 0.1%
Sempra	56,200	4,258,274
TOTAL UTILITIES		36,856,336

TOTAL UNITED STATES		3,648,164,958
ZAMBIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
First Quantum Minerals Ltd (d)	2,414,815	42,896,548
TOTAL COMMON STOCKS (Cost $2,287,894,397)		3,942,126,518

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/3/2025 (Cost $799,813)	4.24	800,000	799,813

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	281,623,649	281,679,974
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	48,862,674	48,867,560
TOTAL MONEY MARKET FUNDS (Cost $330,547,534)			330,547,534

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,619,241,744)	4,273,473,865
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(27,026,498)
NET ASSETS - 100.0%	4,246,447,367

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	400	10,295,600	270.00	07/18/25	(63,200)
GE Aerospace	Chicago Board Options Exchange	400	10,295,600	260.00	07/18/25	(189,000)
GE Vernova Inc	Chicago Board Options Exchange	200	10,583,000	550.00	07/18/25	(188,000)

						(440,200)
TOTAL WRITTEN OPTIONS						(440,200)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $31,174,200.
(d)	Non-income producing
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	186,553,102	711,697,638	616,570,766	9,200,222	-	-	281,679,974	281,623,649	0.5%
Fidelity Securities Lending Cash Central Fund	2,072,600	203,188,878	156,393,918	44,522	-	-	48,867,560	48,862,674	0.2%
Total	188,625,702	914,886,516	772,964,684	9,244,744	-	-	330,547,534

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	438,521,167	423,390,922	15,130,245	-
Consumer Discretionary	120,911,158	120,911,158	-	-
Consumer Staples	178,911,890	158,036,433	20,875,457	-
Energy	338,106,469	338,106,469	-	-
Financials	624,914,697	624,914,697	-	-
Health Care	318,369,587	318,369,587	-	-
Industrials	677,435,950	649,612,250	27,823,700	-
Information Technology	1,132,216,923	1,132,216,923	-	-
Materials	50,581,220	50,581,220	-	-
Real Estate	25,301,121	25,301,121	-	-
Utilities	36,856,336	36,856,336	-	-

U.S. Treasury Obligations	799,813	-	799,813	-

Money Market Funds	330,547,534	330,547,534	-	-
Total Investments in Securities:	4,273,473,865	4,208,844,650	64,629,215	-
Derivative Instruments:

Liabilities
Written Options	(440,200)	(440,200)	-	-
Total Liabilities	(440,200)	(440,200)	-	-
Total Derivative Instruments:	(440,200)	(440,200)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(440,200)
Total Equity Risk	0	(440,200)
Total Value of Derivatives	0	(440,200)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $47,008,156) - See accompanying schedule:
Unaffiliated issuers (cost $2,288,694,210)	$3,942,926,331
Fidelity Central Funds (cost $330,547,534)	330,547,534

Total Investment in Securities (cost $2,619,241,744)		$4,273,473,865
Receivable for investments sold		416,826
Receivable for fund shares sold		35,295,542
Dividends receivable		3,055,379
Distributions receivable from Fidelity Central Funds		953,022
Other receivables		5,573
Total assets		4,313,200,207
Liabilities
Payable for investments purchased	$11,786,813
Payable for fund shares redeemed	3,620,184
Accrued management fee	1,858,478
Distribution and service plan fees payable	109,331
Written options, at value (premium received $576,409)	440,200
Other payables and accrued expenses	70,274
Collateral on securities loaned	48,867,560
Total liabilities		66,752,840
Net Assets		$4,246,447,367
Net Assets consist of:
Paid in capital		$2,480,395,925
Total accumulated earnings (loss)		1,766,051,442
Net Assets		$4,246,447,367

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($271,641,898 ÷ 9,635,053 shares)(a)		$28.19
Maximum offering price per share (100/94.25 of $28.19)		$29.91
Class M :
Net Asset Value and redemption price per share ($41,899,751 ÷ 1,486,375 shares)(a)		$28.19
Maximum offering price per share (100/96.50 of $28.19)		$29.21
Class C :
Net Asset Value and offering price per share ($47,842,884 ÷ 1,746,142 shares)(a)		$27.40
Mega Cap Stock :
Net Asset Value, offering price and redemption price per share ($2,534,998,698 ÷ 88,184,849 shares)		$28.75
Class I :
Net Asset Value, offering price and redemption price per share ($531,234,748 ÷ 18,458,772 shares)		$28.78
Class Z :
Net Asset Value, offering price and redemption price per share ($818,829,388 ÷ 28,669,722 shares)		$28.56
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$48,805,108
Interest		918,237
Income from Fidelity Central Funds (including $44,522 from security lending)		9,244,744
Total income		58,968,089
Expenses
Management fee	$19,394,563
Distribution and service plan fees	1,158,659
Custodian fees and expenses	57,506
Independent trustees' fees and expenses	13,673
Registration fees	259,574
Audit fees	63,759
Legal	6,163
Miscellaneous	19,609
Total expenses before reductions	20,973,506
Expense reductions	(5,674)
Total expenses after reductions		20,967,832
Net Investment income (loss)		38,000,257
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	133,859,941
Foreign currency transactions	(44,262)
Written options	2,131,021
Total net realized gain (loss)		135,946,700
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	498,482,272
Assets and liabilities in foreign currencies	33,990
Written options	(19,646)
Total change in net unrealized appreciation (depreciation)		498,496,616
Net gain (loss)		634,443,316
Net increase (decrease) in net assets resulting from operations		$672,443,573
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,000,257	$28,452,979
Net realized gain (loss)	135,946,700	56,541,030
Change in net unrealized appreciation (depreciation)	498,496,616	518,501,215
Net increase (decrease) in net assets resulting from operations	672,443,573	603,495,224
Distributions to shareholders	(89,177,833)	(42,621,700)

Share transactions - net increase (decrease)	604,795,252	781,376,392
Total increase (decrease) in net assets	1,188,060,992	1,342,249,916

Net Assets
Beginning of period	3,058,386,375	1,716,136,459
End of period	$4,246,447,367	$3,058,386,375

Financial Highlights
Fidelity Advisor® Mega Cap Stock Fund Class A

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.18	$19.23	$16.14	$19.05	$13.83
Income from Investment Operations
Net investment income (loss) A,B	.21	.21	.17	.14	.15
Net realized and unrealized gain (loss)	4.42	5.12	3.61	(2.17)	6.31
Total from investment operations	4.63	5.33	3.78	(2.03)	6.46
Distributions from net investment income	(.20)	(.17)	(.18)	(.29)	(.24)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(.62)	(.38)	(.69)	(.88)	(1.24)
Net asset value, end of period	$28.19	$24.18	$19.23	$16.14	$19.05
Total Return C,D	19.63%	28.13%	24.10%	(11.25)% E	49.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86%	.88%	.90%	.90%	.91%
Expenses net of fee waivers, if any	.86%	.88%	.90%	.89%	.91%
Expenses net of all reductions, if any	.86%	.88%	.90%	.89%	.91%
Net investment income (loss)	.83%	1.01%	.99%	.78%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$271,642	$208,007	$133,252	$88,064	$87,302
Portfolio turnover rate H	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.29)%.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class M

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.17	$19.22	$16.13	$19.03	$13.82
Income from Investment Operations
Net investment income (loss) A,B	.15	.16	.13	.10	.11
Net realized and unrealized gain (loss)	4.43	5.12	3.61	(2.17)	6.31
Total from investment operations	4.58	5.28	3.74	(2.07)	6.42
Distributions from net investment income	(.14)	(.12)	(.13)	(.24)	(.20)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(.56)	(.33)	(.65) C	(.83)	(1.21) C
Net asset value, end of period	$28.19	$24.17	$19.22	$16.13	$19.03
Total Return D,E	19.34%	27.81%	23.76%	(11.45)% F	49.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.11%	1.12%	1.16%	1.15%	1.17%
Expenses net of fee waivers, if any	1.11%	1.11%	1.16%	1.15%	1.17%
Expenses net of all reductions, if any	1.11%	1.11%	1.16%	1.15%	1.16%
Net investment income (loss)	.58%	.78%	.73%	.52%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$41,900	$36,231	$30,973	$25,617	$28,266
Portfolio turnover rate I	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.49)%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class C

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.53	$18.74	$15.74	$18.58	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.01	.05	.03	- C	.03
Net realized and unrealized gain (loss)	4.32	4.99	3.53	(2.12)	6.15
Total from investment operations	4.33	5.04	3.56	(2.12)	6.18
Distributions from net investment income	(.04)	(.04)	(.04)	(.15)	(.13)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.58)	(1.00)
Total distributions	(.46)	(.25)	(.56) D	(.72) D	(1.13)
Net asset value, end of period	$27.40	$23.53	$18.74	$15.74	$18.58
Total Return E,F	18.75%	27.12%	23.12%	(11.90)% G	48.31%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.64%	1.66%	1.69%	1.67%	1.69%
Expenses net of fee waivers, if any	1.64%	1.65%	1.68%	1.67%	1.69%
Expenses net of all reductions, if any	1.63%	1.65%	1.68%	1.67%	1.69%
Net investment income (loss)	.06%	.24%	.21%	-% J	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$47,843	$34,772	$23,061	$20,255	$27,727
Portfolio turnover rate K	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.94)%.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Mega Cap Stock Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$19.58	$16.42	$19.36	$14.04
Income from Investment Operations
Net investment income (loss) A,B	.29	.28	.22	.20	.20
Net realized and unrealized gain (loss)	4.52	5.20	3.68	(2.21)	6.40
Total from investment operations	4.81	5.48	3.90	(2.01)	6.60
Distributions from net investment income	(.27)	(.22)	(.23)	(.34)	(.28)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(.69)	(.43)	(.74)	(.93)	(1.28)
Net asset value, end of period	$28.75	$24.63	$19.58	$16.42	$19.36
Total Return C	20.02%	28.44%	24.46%	(10.99)% D	49.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.61%	.63%	.61%	.63%
Expenses net of fee waivers, if any	.58%	.60%	.62%	.61%	.63%
Expenses net of all reductions, if any	.58%	.60%	.62%	.61%	.63%
Net investment income (loss)	1.11%	1.29%	1.27%	1.06%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$2,534,999	$1,973,946	$1,203,802	$927,217	$1,166,988
Portfolio turnover rate G	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.03)%.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class I

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.66	$19.61	$16.45	$19.39	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.28	.27	.22	.19	.20
Net realized and unrealized gain (loss)	4.53	5.22	3.68	(2.21)	6.42
Total from investment operations	4.81	5.49	3.90	(2.02)	6.62
Distributions from net investment income	(.27)	(.23)	(.23)	(.34)	(.29)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(.69)	(.44)	(.74)	(.92) C	(1.30) C
Net asset value, end of period	$28.78	$24.66	$19.61	$16.45	$19.39
Total Return D	20.00%	28.45%	24.43%	(11.00)% E	49.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59%	.63%	.63%	.65%	.65%
Expenses net of fee waivers, if any	.59%	.62%	.62%	.64%	.65%
Expenses net of all reductions, if any	.59%	.62%	.62%	.64%	.64%
Net investment income (loss)	1.10%	1.27%	1.26%	1.03%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$531,235	$382,995	$132,416	$52,884	$39,876
Portfolio turnover rate H	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.04)%.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class Z

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.48	$19.46	$16.32	$19.25	$13.97
Income from Investment Operations
Net investment income (loss) A,B	.31	.30	.24	.22	.22
Net realized and unrealized gain (loss)	4.49	5.17	3.66	(2.20)	6.36
Total from investment operations	4.80	5.47	3.90	(1.98)	6.58
Distributions from net investment income	(.30)	(.24)	(.25)	(.36)	(.30)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(.72)	(.45)	(.76)	(.95)	(1.30)
Net asset value, end of period	$28.56	$24.48	$19.46	$16.32	$19.25
Total Return C	20.14%	28.59%	24.62%	(10.92)% D	50.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.52%	.52%	.51%	.52%
Expenses net of fee waivers, if any	.47%	.51%	.52%	.51%	.52%
Expenses net of all reductions, if any	.47%	.51%	.52%	.51%	.52%
Net investment income (loss)	1.22%	1.38%	1.37%	1.16%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$818,829	$422,435	$192,632	$222,146	$313,854
Portfolio turnover rate G	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (10.96)%.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain corporate actions, losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,719,563,987
Gross unrealized depreciation	(74,577,609)
Net unrealized appreciation (depreciation)	$1,644,986,378
Tax Cost	$2,628,047,287

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,513,511
Undistributed long-term capital gain	$101,586,361
Net unrealized appreciation (depreciation) on securities and other investments	$1,644,951,569

The tax character of distributions paid was as follows:

	June 30, 2025	June 30, 2024
Ordinary Income	$40,014,802	$21,144,621
Long-term Capital Gains	49,163,031	21,477,079
Total	$89,177,833	$42,621,700

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Mega Cap Stock Fund
Equity Risk
Purchased Options	(54,948)	-
Written Options	2,131,021	(19,646)
Total Equity Risk	2,076,073	(19,646)
Totals	2,076,073	(19,646)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mega Cap Stock Fund	975,596,948	493,696,246
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	574,862	35,190
Class M	.25%	.25%	190,280	-
Class C	.75%	.25%	393,517	116,012
			1,158,659	151,202

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	150,292
Class M	4,527
Class CA	472
155,291
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mega Cap Stock Fund	8,710

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mega Cap Stock Fund	89,708,263	20,272,064	3,739,854
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Mega Cap Stock Fund	4,780
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mega Cap Stock Fund	4,909	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,674.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2025	Year ended June 30, 2024
Fidelity Mega Cap Stock Fund
Distributions to shareholders
Class A	$5,497,190	$2,880,657
Class M	831,613	523,154
Class C	716,276	330,364
Mega Cap Stock	56,920,560	29,385,506
Class I	10,394,212	4,587,110
Class Z	14,817,982	4,914,909
Total	$89,177,833	$42,621,700
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
Fidelity Mega Cap Stock Fund
Class A
Shares sold	2,257,768	2,587,179	$57,316,050	$54,276,718
Reinvestment of distributions	226,275	141,517	5,446,810	2,864,554
Shares redeemed	(1,452,835)	(1,054,694)	(36,329,356)	(22,201,323)
Net increase (decrease)	1,031,208	1,674,002	$26,433,504	$34,939,949
Class M
Shares sold	274,899	174,545	$7,029,016	$3,699,988
Reinvestment of distributions	34,505	25,773	830,344	522,636
Shares redeemed	(322,309)	(312,705)	(8,260,393)	(6,645,422)
Net increase (decrease)	(12,905)	(112,387)	$(401,033)	$(2,422,798)
Class C
Shares sold	613,877	608,294	$15,117,464	$12,377,132
Reinvestment of distributions	30,558	16,553	714,530	329,385
Shares redeemed	(375,984)	(377,756)	(9,195,448)	(7,660,004)
Net increase (decrease)	268,451	247,091	$6,636,546	$5,046,513
Mega Cap Stock
Shares sold	28,871,381	31,449,352	$746,504,089	$674,293,692
Reinvestment of distributions	2,114,955	1,300,230	51,888,381	26,741,328
Shares redeemed	(22,938,304)	(14,101,698)	(585,929,361)	(301,970,898)
Net increase (decrease)	8,048,032	18,647,884	$212,463,109	$399,064,122
Class I
Shares sold	10,205,393	13,309,313	$264,428,691	$287,136,361
Reinvestment of distributions	414,797	206,340	10,192,705	4,255,654
Shares redeemed	(7,691,002)	(4,738,963)	(195,541,442)	(103,276,376)
Net increase (decrease)	2,929,188	8,776,690	$79,079,954	$188,115,639
Class Z
Shares sold	21,046,412	9,232,769	$516,960,294	$196,402,260
Reinvestment of distributions	278,046	41,335	6,781,731	845,995
Shares redeemed	(9,908,650)	(1,917,253)	(243,158,853)	(40,615,288)
Net increase (decrease)	11,415,808	7,356,851	$280,583,172	$156,632,967
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Mega Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Mega Cap Stock Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2025, $124,371,510, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December, during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $6,704,551 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 100%, and 97%; Class M designates 100%, and 100%; Class C designates 100%, and 100%; Mega Cap Stock designates 100%, and 79%; Class I designates 100%, and 80%; and Class Z designates 100%, and 73%; of the dividends distributed in August and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100%, and 100%; Class M designates 100%, and 100%; Class C designates 100%, and 100%; Mega Cap Stock designates 100%, and 93.69%; Class I designates 100%, and 94.21%; and Class Z designates 99.94%, and 86.52%; of the dividends distributed in August and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0%, and 0%; Class M designates 0%, and 0%; Class C designates 0%, and 0%; Mega Cap Stock designates 0%, and 1.66%; Class I designates 0%, and 1.67%; and Class Z designates 0.02%, and 1.53%; of the dividends distributed in August and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	28,001,365,920.38	97.84
Withheld	617,054,076.69	2.16
TOTAL	28,618,419,997.07	100.00
Robert A. Lawrence
Affirmative	27,971,499,925.56	97.74
Withheld	646,920,071.51	2.26
TOTAL	28,618,419,997.07	100.00
Vijay C. Advani
Affirmative	27,969,572,242.17	97.73
Withheld	648,847,754.89	2.27
TOTAL	28,618,419,997.07	100.00
Thomas P. Bostick
Affirmative	27,969,020,972.17	97.73
Withheld	649,399,024.90	2.27
TOTAL	28,618,419,997.07	100.00
Donald F. Donahue
Affirmative	27,968,347,738.20	97.73
Withheld	650,072,258.87	2.27
TOTAL	28,618,419,997.07	100.00
Vicki L. Fuller
Affirmative	27,989,732,087.37	97.80
Withheld	628,687,909.70	2.20
TOTAL	28,618,419,997.07	100.00
Patricia L. Kampling
Affirmative	27,998,934,667.72	97.84
Withheld	619,485,329.35	2.16
TOTAL	28,618,419,997.07	100.00
Thomas A. Kennedy
Affirmative	28,003,822,853.71	97.85
Withheld	614,597,143.36	2.15
TOTAL	28,618,419,997.07	100.00
Oscar Munoz
Affirmative	27,972,777,601.40	97.74
Withheld	645,642,395.66	2.26
TOTAL	28,618,419,997.07	100.00
Karen B. Peetz
Affirmative	27,996,202,442.16	97.83
Withheld	622,217,554.91	2.17
TOTAL	28,618,419,997.07	100.00
David M. Thomas
Affirmative	27,951,653,339.99	97.67
Withheld	666,766,657.08	2.33
TOTAL	28,618,419,997.07	100.00
Susan Tomasky
Affirmative	27,974,319,919.30	97.75
Withheld	644,100,077.77	2.25
TOTAL	28,618,419,997.07	100.00
Michael E. Wiley
Affirmative	27,955,275,377.95	97.68
Withheld	663,144,619.12	2.32
TOTAL	28,618,419,997.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mega Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.723705.126
GII-ANN-0825
Fidelity® Growth Discovery Fund

Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Growth Discovery Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)(c)	229,554	6,425,216
Pharmaceuticals - 0.5%
UCB SA	171,000	33,628,647
TOTAL BELGIUM		40,053,863
BRAZIL - 1.6%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (b)	31,141	81,391,052
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	1,967,800	19,107,338
TOTAL BRAZIL		100,498,390
CANADA - 1.3%
Information Technology - 1.3%
IT Services - 1.3%
Shopify Inc Class A (United States) (b)(c)	684,800	78,991,680
CHINA - 2.0%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd	1,095,400	70,582,772
Consumer Discretionary - 0.9%
Automobiles - 0.9%
BYD Co Ltd H Shares	3,670,116	57,143,828
TOTAL CHINA		127,726,600
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	84,960	7,840,397
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	234,683	24,986,699
ISRAEL - 1.0%
Health Care - 0.4%
Biotechnology - 0.0%
Gamida Cell Ltd (b)(d)	993,684	10
Gamida Cell Ltd warrants 4/21/2028 (b)(c)(d)	182,600	2
		12
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (b)	1,630,673	27,330,079
TOTAL HEALTH CARE		27,330,091

Information Technology - 0.6%
IT Services - 0.6%
Wix.com Ltd (b)(c)	211,200	33,466,752
TOTAL ISRAEL		60,796,843
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	478,793	25,001,529
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
BE Semiconductor Industries NV	235,363	35,224,085
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
eMemory Technology Inc	73,757	5,957,306
Taiwan Semiconductor Manufacturing Co Ltd ADR	708,501	160,468,391

TOTAL TAIWAN		166,425,697
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	66,715	14,853,683
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	94,567	2,967,512
Industrials - 0.4%
Professional Services - 0.4%
RELX PLC ADR	355,371	19,310,861
TOTAL UNITED KINGDOM		37,132,056
UNITED STATES - 87.7%
Communication Services - 9.1%
Entertainment - 2.0%
Live Nation Entertainment Inc (b)(c)	331,834	50,199,848
ROBLOX Corp Class A (b)	749,500	78,847,400
		129,047,248
Interactive Media & Services - 7.1%
Alphabet Inc Class A	1,654,668	291,602,142
Epic Games Inc (b)(d)(e)	2,244	1,651,337
Meta Platforms Inc Class A	205,836	151,925,493
		445,178,972
TOTAL COMMUNICATION SERVICES		574,226,220

Consumer Discretionary - 16.3%
Broadline Retail - 11.0%
Amazon.com Inc (b)	3,123,712	685,311,177
Savers Value Village Inc (b)(c)	645,502	6,584,120
		691,895,297
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	30,511	12,510,120
Hotels, Restaurants & Leisure - 2.7%
Airbnb Inc Class A (b)	444,877	58,875,022
Booking Holdings Inc	11,300	65,418,412
Carnival Corp (b)	535,500	15,058,260
Kura Sushi USA Inc Class A (b)(c)	118,541	10,204,009
Starbucks Corp	257,300	23,576,399
		173,132,102
Household Durables - 0.5%
Blu Homes Inc (b)(d)(e)	3,320,224	1,029
DR Horton Inc	105,000	13,536,600
TopBuild Corp (b)	56,759	18,375,159
		31,912,788
Specialty Retail - 1.9%
Floor & Decor Holdings Inc Class A (b)	137,302	10,429,460
Lowe's Cos Inc	501,907	111,358,106
		121,787,566
TOTAL CONSUMER DISCRETIONARY		1,031,237,873

Consumer Staples - 2.2%
Beverages - 1.0%
Coca-Cola Co/The	391,800	27,719,850
Constellation Brands Inc Class A	228,700	37,204,916
		64,924,766
Personal Care Products - 1.2%
Estee Lauder Cos Inc/The Class A	916,400	74,045,120
TOTAL CONSUMER STAPLES		138,969,886

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Inc	236,679	57,636,070
Range Resources Corp	817,302	33,239,672
		90,875,742
Financials - 10.0%
Banks - 0.4%
Huntington Bancshares Inc/OH	764,900	12,819,724
M&T Bank Corp	63,200	12,260,167
		25,079,891
Capital Markets - 1.7%
Evercore Inc Class A	72,000	19,441,440
Intercontinental Exchange Inc	369,451	67,783,175
Morgan Stanley	120,600	16,987,716
		104,212,331
Consumer Finance - 1.0%
Capital One Financial Corp	293,246	62,391,019
Financial Services - 5.9%
Mastercard Inc Class A	276,744	155,513,524
Rocket Cos Inc Class A (c)	1,256,246	17,813,568
Toast Inc Class A (b)	1,203,967	53,323,698
Visa Inc Class A	417,112	148,095,616
		374,746,406
Insurance - 1.0%
Arthur J Gallagher & Co	194,746	62,342,090
TOTAL FINANCIALS		628,771,737

Health Care - 11.7%
Biotechnology - 3.6%
Adamas Pharmaceuticals Inc rights (b)(d)	678,800	6,788
Adamas Pharmaceuticals Inc rights (b)(d)	678,800	7
Alnylam Pharmaceuticals Inc (b)	221,049	72,081,868
Arcellx Inc (b)	28,491	1,876,132
Beam Therapeutics Inc (b)(c)	460,762	7,837,562
Biogen Inc (b)	127,300	15,987,607
Blueprint Medicines Corp (b)	20,114	2,578,213
Cytokinetics Inc (b)	111,099	3,670,711
Exact Sciences Corp (b)	907,119	48,204,304
Gilead Sciences Inc	483,782	53,636,910
Hookipa Pharma Inc (b)	45,078	56,573
Janux Therapeutics Inc (b)	65,827	1,520,604
Krystal Biotech Inc (b)	17,152	2,357,714
Legend Biotech Corp ADR (b)	180,400	6,402,396
Moderna Inc (b)	212,647	5,866,931
Seres Therapeutics Inc (b)(c)	7,980	88,658
Synlogic Inc (b)	29,260	37,160
Vor BioPharma Inc (b)(c)	244,770	396,527
XOMA Royalty Corp (b)	145,367	3,663,248
		226,269,913
Health Care Equipment & Supplies - 3.3%
Align Technology Inc (b)	161,313	30,541,390
Boston Scientific Corp (b)	1,337,378	143,647,772
Ceribell Inc	59,300	1,110,689
Glaukos Corp (b)	129,341	13,359,632
Penumbra Inc (b)	65,392	16,781,549
Pulmonx Corp (b)	101,816	263,703
RxSight Inc (b)	27,759	360,867
		206,065,602
Health Care Providers & Services - 0.8%
HealthEquity Inc (b)	472,483	49,497,319
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	75,700	21,800,086
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (b)	274,716	3,181,211
Bio-Techne Corp	40,015	2,058,772
Codexis Inc (b)(c)	578,974	1,412,697
MaxCyte Inc (United States) (b)(c)	304,335	663,450
		7,316,130
Pharmaceuticals - 3.6%
Aclaris Therapeutics Inc (b)	88,595	125,804
Eli Lilly & Co	195,856	152,675,628
Royalty Pharma PLC Class A	2,037,000	73,393,110
Zevra Therapeutics Inc (b)(c)	358,870	3,161,645
		229,356,187
TOTAL HEALTH CARE		740,305,237

Industrials - 8.5%
Aerospace & Defense - 1.4%
GE Aerospace	348,477	89,694,495
Loar Holdings Inc (b)	5,267	453,857
		90,148,352
Building Products - 0.0%
Simpson Manufacturing Co Inc	16,199	2,515,867
Electrical Equipment - 1.3%
GE Vernova Inc	157,507	83,344,829
Ground Transportation - 0.6%
Uber Technologies Inc (b)	438,890	40,948,437
Machinery - 2.4%
Deere & Co	160,579	81,652,816
Ingersoll Rand Inc (c)	344,793	28,679,882
Westinghouse Air Brake Technologies Corp	161,161	33,739,055
		144,071,753
Professional Services - 2.2%
Equifax Inc	385,107	99,885,203
KBR Inc	193,555	9,279,026
UL Solutions Inc Class A (c)	372,166	27,116,015
		136,280,244
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	169,718	37,087,775
TOTAL INDUSTRIALS		534,397,257

Information Technology - 26.0%
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd (b)	560,882	27,999,229
Jabil Inc	149,459	32,597,008
		60,596,237
IT Services - 0.0%
Gartner Inc (b)	12,200	4,931,484
Semiconductors & Semiconductor Equipment - 12.2%
Astera Labs Inc (b)	9,640	871,649
NVIDIA Corp	4,736,994	748,397,683
SiTime Corp (b)	97,590	20,794,477
		770,063,809
Software - 8.8%
Appfolio Inc Class A (b)	12,700	2,924,556
Asapp Inc warrants 8/28/2028 (b)(d)(e)	1,014,955	1,014,955
Circle Internet Group Inc Class A (c)	10,000	1,812,900
CyberArk Software Ltd (b)	29,700	12,084,336
Docusign Inc (b)	253,500	19,745,115
HubSpot Inc (b)	80,057	44,562,128
Microsoft Corp	763,100	379,573,571
Monday.com Ltd (b)	117,200	36,857,056
Nutanix Inc Class A (b)	155,807	11,909,887
OpenAI Global LLC rights (b)(d)(e)	3,433,000	5,046,510
Palo Alto Networks Inc (b)	94,500	19,338,480
SailPoint Inc	34,800	795,528
Zeta Global Holdings Corp Class A (b)(c)	606,206	9,390,131
Zscaler Inc (b)	27,600	8,664,744
		553,719,897
Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc	1,225,244	251,383,311
TOTAL INFORMATION TECHNOLOGY		1,640,694,738

Materials - 1.7%
Construction Materials - 0.5%
Eagle Materials Inc	11,529	2,330,126
Martin Marietta Materials Inc	47,545	26,100,303
		28,430,429
Containers & Packaging - 0.5%
International Paper Co	726,866	34,039,135
Metals & Mining - 0.7%
Carpenter Technology Corp	155,400	42,949,452
TOTAL MATERIALS		105,419,016

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	139,900	9,581,751
Zillow Group Inc Class C (b)	591,060	41,403,753
		50,985,504
TOTAL UNITED STATES		5,535,883,210
TOTAL COMMON STOCKS (Cost $4,116,292,525)		6,240,561,049

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $809,600)	809,600	793,732

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(d)(e)	423	547,332
Canva Inc Series A2 (b)(d)(e)	77	99,633

TOTAL AUSTRALIA		646,965
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	30,000	384,300
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	75,700	149,128
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (d)(e)	114,642	4,686,565
Anduril Industries Inc Series G (d)(e)	7,400	302,512
		4,989,077
Information Technology - 0.2%
IT Services - 0.2%
X.Ai Holdings Corp Series C (d)(e)	204,100	7,461,896
Software - 0.0%
Asapp Inc Series C (b)(d)(e)	250,763	398,713
Asapp Inc Series D (b)(d)(e)	1,768,998	2,335,078
		2,733,791
TOTAL INFORMATION TECHNOLOGY		10,195,687

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(d)(e)	50,974	641,253
Illuminated Holdings Inc Series C3 (b)(d)(e)	63,718	801,573
Illuminated Holdings Inc Series C4 (b)(d)(e)	18,303	230,252
Illuminated Holdings Inc Series C5 (b)(d)(e)	36,887	464,038
		2,137,116
TOTAL UNITED STATES		17,855,308
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,370,552)		18,502,273

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $1,098,800)	1,098,800	1,310,539

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	63,609,506	63,622,227
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	186,594,656	186,613,316
TOTAL MONEY MARKET FUNDS (Cost $250,235,543)			250,235,543

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $4,390,807,020)	6,511,403,136
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(197,927,723)
NET ASSETS - 100.0%	6,313,475,413

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,320,375 or 0.4% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	382,824

Anduril Industries Inc Series F	8/07/24	2,491,927

Anduril Industries Inc Series G	4/17/25	302,533

Asapp Inc Series C	4/30/21	1,654,309

Asapp Inc Series D	8/29/23	6,830,986

Asapp Inc warrants 8/28/2028	8/29/23	1

Blu Homes Inc	5/21/20	5,743

Canva Inc Series A	9/22/23	451,198

Canva Inc Series A2	9/22/23	82,133

ElevateBio LLC Series C	3/09/21	317,562

Epic Games Inc	3/29/21	1,985,940

Illuminated Holdings Inc 15%	6/14/23	809,600

Illuminated Holdings Inc 15%	9/27/23	1,098,800

Illuminated Holdings Inc Series C2	7/07/20	1,274,350

Illuminated Holdings Inc Series C3	7/07/20	1,911,540

Illuminated Holdings Inc Series C4	1/08/21	658,908

Illuminated Holdings Inc Series C5	6/16/21	1,593,518

OpenAI Global LLC rights	9/30/24	3,433,000

X.Ai Holdings Corp Series C	11/22/24	4,418,765

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,419,537	2,136,679,549	2,113,476,859	3,454,752	-	-	63,622,227	63,609,506	0.1%
Fidelity Securities Lending Cash Central Fund	54,951,080	833,895,273	702,233,037	478,932	-	-	186,613,316	186,594,656	0.6%
Total	95,370,617	2,970,574,822	2,815,709,896	3,933,684	-	-	250,235,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	644,808,992	572,574,883	70,582,772	1,651,337
Consumer Discretionary	1,184,626,436	1,127,481,579	57,143,828	1,029
Consumer Staples	138,969,886	138,969,886	-	-
Energy	90,875,742	90,875,742	-	-
Financials	628,771,737	628,771,737	-	-
Health Care	868,485,328	843,476,992	25,001,529	6,807
Industrials	553,708,118	553,708,118	-	-
Information Technology	1,954,802,952	1,948,741,487	-	6,061,465
Materials	124,526,354	124,526,354	-	-
Real Estate	50,985,504	50,985,504	-	-

Convertible Corporate Bonds
Materials	793,732	-	-	793,732

Convertible Preferred Stocks
Financials	384,300	-	-	384,300
Health Care	149,128	-	-	149,128
Industrials	4,989,077	-	-	4,989,077
Information Technology	10,842,652	-	-	10,842,652
Materials	2,137,116	-	-	2,137,116

Preferred Securities
Materials	1,310,539	-	-	1,310,539

Money Market Funds	250,235,543	250,235,543	-	-
Total Investments in Securities:	6,511,403,136	6,330,347,825	152,728,129	28,327,182
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $184,574,979) - See accompanying schedule:
Unaffiliated issuers (cost $4,140,571,477)	$6,261,167,593
Fidelity Central Funds (cost $250,235,543)	250,235,543

Total Investment in Securities (cost $4,390,807,020)		$6,511,403,136
Foreign currency held at value (cost $196,937)		203,157
Receivable for investments sold		12,948,956
Receivable for fund shares sold		4,338,983
Dividends receivable		2,317,329
Interest receivable		173,986
Distributions receivable from Fidelity Central Funds		422,628
Other receivables		16,308
Total assets		6,531,824,483
Liabilities
Payable for investments purchased	$23,276,621
Payable for fund shares redeemed	5,984,505
Accrued management fee	2,427,876
Other payables and accrued expenses	52,558
Collateral on securities loaned	186,607,510
Total liabilities		218,349,070
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$6,313,475,413
Net Assets consist of:
Paid in capital		$4,102,922,117
Total accumulated earnings (loss)		2,210,553,296
Net Assets		$6,313,475,413

Net Asset Value and Maximum Offering Price
Growth Discovery :
Net Asset Value, offering price and redemption price per share ($5,621,911,806 ÷ 85,861,340 shares)		$65.48
Class K :
Net Asset Value, offering price and redemption price per share ($691,563,607 ÷ 10,531,888 shares)		$65.66
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$33,037,167
Interest		140,564
Income from Fidelity Central Funds (including $478,932 from security lending)		3,933,684
Total income		37,111,415
Expenses
Management fee
Basic fee	$37,205,743
Performance adjustment	(551,238)
Custodian fees and expenses	87,764
Independent trustees' fees and expenses	24,691
Registration fees	146,850
Audit fees	76,634
Legal	9,533
Interest	60,969
Miscellaneous	22,611
Total expenses before reductions	37,083,557
Expense reductions	(4,490)
Total expenses after reductions		37,079,067
Net Investment income (loss)		32,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,260,792)	407,224,758
Redemptions in-kind	268,261,597
Foreign currency transactions	(123,762)
Futures contracts	839,867
Total net realized gain (loss)		676,202,460
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,990,306)	(3,406,677)
Assets and liabilities in foreign currencies	17,329
Total change in net unrealized appreciation (depreciation)		(3,389,348)
Net gain (loss)		672,813,112
Net increase (decrease) in net assets resulting from operations		$672,845,460
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,348	$(3,047,864)
Net realized gain (loss)	676,202,460	536,684,973
Change in net unrealized appreciation (depreciation)	(3,389,348)	898,813,501
Net increase (decrease) in net assets resulting from operations	672,845,460	1,432,450,610
Distributions to shareholders	(728,368,940)	(95,882,678)

Share transactions - net increase (decrease)	479,939,387	1,099,134,051
Total increase (decrease) in net assets	424,415,907	2,435,701,983

Net Assets
Beginning of period	5,889,059,506	3,453,357,523
End of period	$6,313,475,413	$5,889,059,506

Financial Highlights
Fidelity® Growth Discovery Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$66.33	$50.18	$42.65	$58.70	$45.22
Income from Investment Operations
Net investment income (loss) A,B	- C	(.04)	.18	(.07)	(.07)
Net realized and unrealized gain (loss)	7.05	17.56	8.84	(8.48)	18.53
Total from investment operations	7.05	17.52	9.02	(8.55)	18.46
Distributions from net investment income	-	(.03)	(.01)	(.13)	(.01)
Distributions from net realized gain	(7.90)	(1.35)	(1.48)	(7.37)	(4.98)
Total distributions	(7.90)	(1.37) D	(1.49)	(7.50)	(4.98) D
Net asset value, end of period	$65.48	$66.33	$50.18	$42.65	$58.70
Total Return E	12.24%	35.89%	21.46%	(17.10)%	43.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62%	.69%	.83%	.77%	.79%
Expenses net of fee waivers, if any	.62%	.69%	.83%	.77%	.79%
Expenses net of all reductions, if any	.62%	.69%	.83%	.77%	.78%
Net investment income (loss)	(.01)%	(.08)%	.40%	(.14)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,621,912	$5,286,394	$3,073,034	$2,338,597	$2,944,158
Portfolio turnover rate H	60 % I	41% I	53%	45%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Discovery Fund Class K

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$66.47	$50.29	$42.71	$58.78	$45.27
Income from Investment Operations
Net investment income (loss) A,B	.04	.01	.22	(.02)	(.02)
Net realized and unrealized gain (loss)	7.07	17.59	8.87	(8.50)	18.56
Total from investment operations	7.11	17.60	9.09	(8.52)	18.54
Distributions from net investment income	-	(.08)	(.03)	(.16)	(.03)
Distributions from net realized gain	(7.92)	(1.35)	(1.48)	(7.40)	(5.00)
Total distributions	(7.92)	(1.42) C	(1.51)	(7.55) C	(5.03)
Net asset value, end of period	$65.66	$66.47	$50.29	$42.71	$58.78
Total Return D	12.32%	36.00%	21.61%	(17.04)%	43.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54%	.59%	.73%	.68%	.69%
Expenses net of fee waivers, if any	.54%	.59%	.72%	.68%	.69%
Expenses net of all reductions, if any	.54%	.59%	.72%	.68%	.69%
Net investment income (loss)	.07%	.02%	.50%	(.05)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$691,564	$602,666	$380,324	$429,818	$430,141
Portfolio turnover rate G	60 % H	41% H	53%	45%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Growth Discovery Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,254,144,410
Gross unrealized depreciation	(154,727,191)
Net unrealized appreciation (depreciation)	$2,099,417,219
Tax Cost	$4,411,985,917

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,384,955
Undistributed long-term capital gain	$98,752,463
Net unrealized appreciation (depreciation) on securities and other investments	$2,099,415,879

The tax character of distributions paid was as follows:

	June 30, 2025	June 30, 2024
Ordinary Income	$5,120,258	$2,457,551
Long-term Capital Gains	723,248,682	93,425,127
Total	$728,368,940	$95,882,678

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Growth Discovery Fund	Anduril Industries, Inc. Class B	32,706	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Discovery Fund	3,659,919,738	3,587,323,102

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Discovery Fund	5,541,301	268,261,597	344,296,738

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Discovery Fund	204,067	7,417,170	12,237,905
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Discovery	.66
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Discovery	.62
Class K	.55

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Growth Discovery Fund	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.01)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Discovery Fund	28,975

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end,  there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Discovery Fund	Borrower	14,709,767	4.97%	60,969

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Discovery Fund	206,056,991	256,858,764	45,618,814
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Growth Discovery Fund	8,742
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Discovery Fund	53,265	8,889	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,490.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2025	Year ended June 30, 2024
Fidelity Growth Discovery Fund
Distributions to shareholders
Growth Discovery	$656,325,543	$85,126,880
Class K	72,043,397	10,755,798
Total	$728,368,940	$95,882,678
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
Fidelity Growth Discovery Fund
Growth Discovery
Shares sold	25,370,863	28,393,446	$1,578,561,607	$1,581,710,008
Reinvestment of distributions	10,154,732	1,573,477	601,890,192	77,138,671
Shares redeemed	(29,364,939)	(11,501,146)	(1,791,187,382)	(644,722,055)
Net increase (decrease)	6,160,656	18,465,777	$389,264,417	$1,014,126,624
Class K
Shares sold	3,855,430	2,808,486	$238,997,686	$158,826,008
Reinvestment of distributions	1,214,747	218,802	72,043,397	10,755,797
Shares redeemed	(3,604,447)	(1,523,705)	(220,366,113)	(84,574,378)
Net increase (decrease)	1,465,730	1,503,583	$90,674,970	$85,007,427
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Growth Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Growth Discovery Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2025, $410,767,237, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Growth Discovery, and Class K designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Growth Discovery, and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	28,001,365,920.38	97.84
Withheld	617,054,076.69	2.16
TOTAL	28,618,419,997.07	100.00
Robert A. Lawrence
Affirmative	27,971,499,925.56	97.74
Withheld	646,920,071.51	2.26
TOTAL	28,618,419,997.07	100.00
Vijay C. Advani
Affirmative	27,969,572,242.17	97.73
Withheld	648,847,754.89	2.27
TOTAL	28,618,419,997.07	100.00
Thomas P. Bostick
Affirmative	27,969,020,972.17	97.73
Withheld	649,399,024.90	2.27
TOTAL	28,618,419,997.07	100.00
Donald F. Donahue
Affirmative	27,968,347,738.20	97.73
Withheld	650,072,258.87	2.27
TOTAL	28,618,419,997.07	100.00
Vicki L. Fuller
Affirmative	27,989,732,087.37	97.80
Withheld	628,687,909.70	2.20
TOTAL	28,618,419,997.07	100.00
Patricia L. Kampling
Affirmative	27,998,934,667.72	97.84
Withheld	619,485,329.35	2.16
TOTAL	28,618,419,997.07	100.00
Thomas A. Kennedy
Affirmative	28,003,822,853.71	97.85
Withheld	614,597,143.36	2.15
TOTAL	28,618,419,997.07	100.00
Oscar Munoz
Affirmative	27,972,777,601.40	97.74
Withheld	645,642,395.66	2.26
TOTAL	28,618,419,997.07	100.00
Karen B. Peetz
Affirmative	27,996,202,442.16	97.83
Withheld	622,217,554.91	2.17
TOTAL	28,618,419,997.07	100.00
David M. Thomas
Affirmative	27,951,653,339.99	97.67
Withheld	666,766,657.08	2.33
TOTAL	28,618,419,997.07	100.00
Susan Tomasky
Affirmative	27,974,319,919.30	97.75
Withheld	644,100,077.77	2.25
TOTAL	28,618,419,997.07	100.00
Michael E. Wiley
Affirmative	27,955,275,377.95	97.68
Withheld	663,144,619.12	2.32
TOTAL	28,618,419,997.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Discovery Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below the total peer group competitive median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705796.127
CII-ANN-0825
Fidelity® Fund

Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	175,600	34,533,277
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	490,300	44,091,895
CANADA - 1.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	194,500	9,668,225
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States)	483,100	35,860,513
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	78,900	2,469,570
Information Technology - 0.1%
Software - 0.1%
Constellation Software Inc/Canada	2,300	8,433,530
Materials - 0.5%
Metals & Mining - 0.5%
Franco-Nevada Corp	234,500	38,499,846
TOTAL CANADA		94,931,684
CHINA - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.4%
BYD Co Ltd H Shares	2,442,000	38,022,021
Broadline Retail - 0.3%
PDD Holdings Inc Class A ADR (a)	228,700	23,935,742
TOTAL CHINA		61,957,763
INDIA - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (a)	2,777,500	8,560,987
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	465,200	8,145,614
Financials - 0.6%
Banks - 0.6%
HDFC Bank Ltd ADR	604,500	46,347,015
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (a)	446,100	1,992,615
TOTAL INDIA		65,046,231
ITALY - 0.9%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	513,200	62,386,870
Industrials - 0.2%
Passenger Airlines - 0.2%
Ryanair Holdings PLC ADR	273,100	15,749,677
TOTAL ITALY		78,136,547
JAPAN - 0.8%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	1,786,600	51,926,375
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	71,300	5,285,543
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	296,600	9,794,320
TOTAL JAPAN		67,006,238
NETHERLANDS - 1.4%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (a)	75,200	41,451,744
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	76,400	12,774,844
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASM International NV	13,800	8,833,353
ASML Holding NV	25,600	20,514,223
BE Semiconductor Industries NV	7,426	1,111,364
NXP Semiconductors NV	156,977	34,297,905
		64,756,845
TOTAL NETHERLANDS		118,983,433
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	670,100	151,770,949
UNITED KINGDOM - 0.8%
Financials - 0.2%
Insurance - 0.2%
Hiscox Ltd	997,500	17,183,691
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC	244,000	33,957,277
Industrials - 0.2%
Professional Services - 0.2%
RELX PLC	275,600	14,936,880
TOTAL UNITED KINGDOM		66,077,848
UNITED STATES - 89.7%
Communication Services - 18.0%
Entertainment - 3.5%
Netflix Inc (a)	187,200	250,685,136
Spotify Technology SA (a)	61,800	47,421,612
		298,106,748
Interactive Media & Services - 14.2%
Alphabet Inc Class A	3,624,370	638,722,725
Meta Platforms Inc Class A	757,601	559,177,722
		1,197,900,447
Media - 0.2%
Charter Communications Inc Class A (a)	38,100	15,575,661
Magnite Inc (a)	209,600	5,055,552
		20,631,213
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	39,400	9,387,444
TOTAL COMMUNICATION SERVICES		1,526,025,852

Consumer Discretionary - 10.6%
Broadline Retail - 5.7%
Amazon.com Inc (a)	2,194,430	481,435,998
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill Inc (a)	809,300	45,442,195
DraftKings Inc Class A (a)	644,400	27,638,316
Hilton Worldwide Holdings Inc	344,400	91,727,496
Viking Holdings Ltd (a)(b)	181,300	9,661,477
		174,469,484
Household Durables - 0.8%
DR Horton Inc	190,800	24,597,936
PulteGroup Inc	265,700	28,020,722
Somnigroup International Inc	209,363	14,247,152
		66,865,810
Specialty Retail - 2.0%
Lowe's Cos Inc	149,200	33,103,004
O'Reilly Automotive Inc (a)	495,000	44,614,350
TJX Cos Inc/The	639,600	78,984,204
Warby Parker Inc Class A (a)	738,000	16,184,340
		172,885,898
TOTAL CONSUMER DISCRETIONARY		895,657,190

Consumer Staples - 0.9%
Beverages - 0.9%
Coca-Cola Co/The	1,258,000	89,003,500
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (a)	599,200	24,135,776
Centrus Energy Corp Class A (a)(b)	107,700	19,728,486
Cheniere Energy Inc	243,800	59,370,176
Exxon Mobil Corp	751,700	81,033,260
		184,267,698
Financials - 9.1%
Banks - 3.2%
Bank of America Corp	1,642,800	77,737,296
Wells Fargo & Co	2,449,800	196,277,976
		274,015,272
Capital Markets - 0.4%
Blue Owl Capital Inc Class A	1,270,300	24,402,463
Charles Schwab Corp/The	103,200	9,415,968
		33,818,431
Financial Services - 3.4%
Apollo Global Management Inc	321,800	45,653,766
Fiserv Inc (a)	361,200	62,274,492
Mastercard Inc Class A	233,600	131,269,184
Toast Inc Class A (a)	944,900	41,849,621
		281,047,063
Insurance - 2.1%
Arthur J Gallagher & Co	278,200	89,057,384
Chubb Ltd	316,500	91,696,380
		180,753,764
TOTAL FINANCIALS		769,634,530

Health Care - 9.4%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (a)	193,000	62,935,370
Celldex Therapeutics Inc (a)	89,000	1,811,150
Cytokinetics Inc (a)	46,700	1,542,968
Gilead Sciences Inc	438,600	48,627,582
Insmed Inc (a)	78,700	7,920,368
Legend Biotech Corp ADR (a)	246,548	8,749,989
Regeneron Pharmaceuticals Inc	23,400	12,285,000
Soleno Therapeutics Inc (a)	48,500	4,063,330
		147,935,757
Health Care Equipment & Supplies - 2.9%
Artivion Inc (a)	293,700	9,134,070
Boston Scientific Corp (a)	1,371,300	147,291,333
TransMedics Group Inc (a)(b)	646,000	86,570,460
		242,995,863
Health Care Providers & Services - 0.5%
Tenet Healthcare Corp (a)	66,900	11,774,400
UnitedHealth Group Inc	85,300	26,611,041
		38,385,441
Health Care Technology - 0.8%
Doximity Inc Class A (a)	1,102,572	67,631,766
Life Sciences Tools & Services - 0.9%
Danaher Corp	129,000	25,482,660
Thermo Fisher Scientific Inc	134,700	54,615,462
		80,098,122
Pharmaceuticals - 2.6%
Eli Lilly & Co	279,200	217,644,776
TOTAL HEALTH CARE		794,691,725

Industrials - 11.2%
Aerospace & Defense - 3.0%
ATI Inc (a)	62,500	5,396,250
Boeing Co (a)	270,500	56,677,865
BWX Technologies Inc	124,300	17,906,658
Howmet Aerospace Inc	466,800	86,885,484
Karman Holdings Inc (b)	17,400	876,438
StandardAero Inc	41,800	1,322,970
TransDigm Group Inc	56,200	85,459,968
		254,525,633
Building Products - 2.0%
AZEK Co Inc/The Class A (a)	657,900	35,756,865
Builders FirstSource Inc (a)	254,100	29,650,929
Tecnoglass Inc	466,300	36,072,968
Trane Technologies PLC	153,700	67,229,917
		168,710,679
Construction & Engineering - 1.3%
Bowman Consulting Group Ltd (a)	72,334	2,079,603
EMCOR Group Inc	66,280	35,452,509
Quanta Services Inc	192,854	72,914,240
		110,446,352
Electrical Equipment - 1.8%
Eaton Corp PLC	158,900	56,725,711
GE Vernova Inc	159,700	84,505,255
Vertiv Holdings Co Class A	85,300	10,953,373
		152,184,339
Machinery - 2.1%
Chart Industries Inc (a)	183,700	30,246,205
Deere & Co	32,600	16,576,774
Parker-Hannifin Corp	152,100	106,237,287
Westinghouse Air Brake Technologies Corp	123,900	25,938,465
		178,998,731
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	93,500	4,626,380
Professional Services - 0.4%
KBR Inc	722,400	34,631,856
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd	56,900	6,545,776
WW Grainger Inc	36,300	37,760,712
		44,306,488
TOTAL INDUSTRIALS		948,430,458

Information Technology - 24.3%
Communications Equipment - 0.0%
Ciena Corp (a)	10,500	853,965
IT Services - 0.2%
Gartner Inc (a)	43,800	17,704,836
Semiconductors & Semiconductor Equipment - 11.0%
Aehr Test Systems (a)(b)	100,000	1,293,000
Astera Labs Inc (a)	92,400	8,354,808
Broadcom Inc	110,100	30,349,065
Lam Research Corp	432,000	42,050,880
Marvell Technology Inc	797,800	61,749,720
Micron Technology Inc	538,200	66,333,150
NVIDIA Corp	4,569,700	721,966,903
		932,097,526
Software - 9.2%
Agilysys Inc (a)	39,200	4,493,888
Cadence Design Systems Inc (a)	237,600	73,216,440
Circle Internet Group Inc Class A (b)	13,300	2,411,157
Microsoft Corp	1,369,240	681,073,669
OpenAI Global LLC rights (a)(c)(d)	2,486,039	3,654,477
SailPoint Inc (b)	44,800	1,024,128
ServiceTitan Inc Class A (a)(b)	3,900	418,002
Weave Communications Inc (a)	1,550,800	12,902,656
		779,194,417
Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc	1,603,800	329,051,646
TOTAL INFORMATION TECHNOLOGY		2,058,902,390

Materials - 1.6%
Chemicals - 0.8%
Corteva Inc	692,700	51,626,931
Sherwin-Williams Co/The	39,200	13,459,712
		65,086,643
Construction Materials - 0.2%
Martin Marietta Materials Inc	33,500	18,390,160
Metals & Mining - 0.6%
Freeport-McMoRan Inc	1,156,900	50,151,615
TOTAL MATERIALS		133,628,418

Real Estate - 0.4%
Health Care REITs - 0.4%
Welltower Inc	254,200	39,078,166
Utilities - 2.0%
Electric Utilities - 0.9%
Constellation Energy Corp	236,900	76,461,844
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp	469,900	91,071,319
TOTAL UTILITIES		167,533,163

TOTAL UNITED STATES		7,606,853,090
TOTAL COMMON STOCKS (Cost $4,616,354,889)		8,389,388,955

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (c)(d) (Cost $711,361)	17,400	711,312

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	95,216,205	95,235,248
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	80,324,237	80,332,269
TOTAL MONEY MARKET FUNDS (Cost $175,567,285)			175,567,517

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,792,633,535)	8,565,667,784
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(83,533,469)
NET ASSETS - 100.0%	8,482,134,315

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,365,789 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series G	4/17/25	711,361

OpenAI Global LLC rights	9/30/24	2,486,039

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	76,967,088	3,937,876,640	3,919,608,481	6,001,924	1,596	(1,595)	95,235,248	95,216,205	0.2%
Fidelity Securities Lending Cash Central Fund	9,384,149	326,097,994	255,149,874	33,810	-	-	80,332,269	80,324,237	0.3%
Total	86,351,237	4,263,974,634	4,174,758,355	6,035,734	1,596	(1,595)	175,567,517

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,526,025,852	1,526,025,852	-	-
Consumer Discretionary	1,028,562,810	990,540,789	38,022,021	-
Consumer Staples	98,671,725	98,671,725	-	-
Energy	228,273,825	228,273,825	-	-
Financials	833,165,236	833,165,236	-	-
Health Care	907,103,593	873,146,316	33,957,277	-
Industrials	1,045,810,849	978,947,594	66,863,255	-
Information Technology	2,289,149,257	2,259,695,014	25,799,766	3,654,477
Materials	226,014,479	216,220,159	9,794,320	-
Real Estate	39,078,166	39,078,166	-	-
Utilities	167,533,163	167,533,163	-	-

Convertible Preferred Stocks
Industrials	711,312	-	-	711,312

Money Market Funds	175,567,517	175,567,517	-	-
Total Investments in Securities:	8,565,667,784	8,386,865,356	174,436,639	4,365,789
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $81,285,118) - See accompanying schedule:
Unaffiliated issuers (cost $4,617,066,250)	$8,390,100,267
Fidelity Central Funds (cost $175,567,285)	175,567,517

Total Investment in Securities (cost $4,792,633,535)		$8,565,667,784
Cash		3,395
Foreign currency held at value (cost $98,245)		98,246
Receivable for investments sold		348,516
Receivable for fund shares sold		667,287
Dividends receivable		2,892,226
Distributions receivable from Fidelity Central Funds		593,105
Other receivables		26,592
Total assets		8,570,297,151
Liabilities
Payable for investments purchased	$20,373
Payable for fund shares redeemed	4,858,574
Accrued management fee	2,851,262
Other payables and accrued expenses	100,358
Collateral on securities loaned	80,332,269
Total liabilities		88,162,836
Net Assets		$8,482,134,315
Net Assets consist of:
Paid in capital		$4,689,560,850
Total accumulated earnings (loss)		3,792,573,465
Net Assets		$8,482,134,315

Net Asset Value and Maximum Offering Price
Fidelity Fund :
Net Asset Value, offering price and redemption price per share ($8,184,620,918 ÷ 80,861,125 shares)		$101.22
Class K :
Net Asset Value, offering price and redemption price per share ($297,513,397 ÷ 2,935,783 shares)		$101.34
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$55,169,075
Interest		48,474
Income from Fidelity Central Funds (including $33,810 from security lending)		6,035,734
Total income		61,253,283
Expenses
Management fee	$34,133,657
Custodian fees and expenses	97,843
Independent trustees' fees and expenses	33,512
Registration fees	77,845
Audit fees	114,058
Legal	14,538
Interest	862
Miscellaneous	31,302
Total expenses		34,503,617
Net Investment income (loss)		26,749,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	257,849,203
Redemptions in-kind	1,467,282,026
Fidelity Central Funds	1,596
Foreign currency transactions	587,838
Futures contracts	14,085,204
Total net realized gain (loss)		1,739,805,867
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(830,054,582)
Fidelity Central Funds	(1,595)
Assets and liabilities in foreign currencies	4,989
Total change in net unrealized appreciation (depreciation)		(830,051,188)
Net gain (loss)		909,754,679
Net increase (decrease) in net assets resulting from operations		$936,504,345
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,749,666	$38,732,814
Net realized gain (loss)	1,739,805,867	952,717,721
Change in net unrealized appreciation (depreciation)	(830,051,188)	1,062,230,093
Net increase (decrease) in net assets resulting from operations	936,504,345	2,053,680,628
Distributions to shareholders	-	(162,281,321)

Share transactions - net increase (decrease)	(685,113,318)	(23,407,018)
Total increase (decrease) in net assets	251,391,027	1,867,992,289

Net Assets
Beginning of period	8,230,743,288	6,362,750,999
End of period	$8,482,134,315	$8,230,743,288

Financial Highlights
Fidelity® Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$90.56	$69.85	$58.06	$72.20	$54.21
Income from Investment Operations
Net investment income (loss) A,B	.30	.42	.44	.25	.28
Net realized and unrealized gain (loss)	10.36	22.08	11.74	(10.75)	19.40
Total from investment operations	10.66	22.50	12.18	(10.50)	19.68
Distributions from net investment income	-	(.49)	(.39)	(.21)	(.32)
Distributions from net realized gain	-	(1.31)	-	(3.44)	(1.38)
Total distributions	-	(1.79) C	(.39)	(3.64) C	(1.69) C
Net asset value, end of period	$101.22	$90.56	$69.85	$58.06	$72.20
Total Return D	11.77%	32.89%	21.06%	(15.60)%	36.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.45%	.46%	.45%	.47%
Expenses net of fee waivers, if any	.42%	.44%	.46%	.45%	.47%
Expenses net of all reductions, if any	.42%	.44%	.46%	.45%	.46%
Net investment income (loss)	.32%	.55%	.71%	.35%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$8,184,621	$7,905,243	$6,125,431	$5,467,793	$6,757,824
Portfolio turnover rate G	31 % H	25% H	43% H	39%	34% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Fund Class K

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$90.60	$69.88	$58.07	$72.21	$54.20
Income from Investment Operations
Net investment income (loss) A,B	.38	.48	.50	.30	.33
Net realized and unrealized gain (loss)	10.36	22.09	11.74	(10.74)	19.41
Total from investment operations	10.74	22.57	12.24	(10.44)	19.74
Distributions from net investment income	-	(.55)	(.43)	(.26)	(.35)
Distributions from net realized gain	-	(1.31)	-	(3.44)	(1.38)
Total distributions	-	(1.85) C	(.43)	(3.70)	(1.73)
Net asset value, end of period	$101.34	$90.60	$69.88	$58.07	$72.21
Total Return D	11.85%	33.00%	21.18%	(15.54)%	37.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.34%	.37%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.34%	.36%	.37%	.37%	.39%
Expenses net of all reductions, if any	.34%	.36%	.37%	.37%	.38%
Net investment income (loss)	.40%	.63%	.79%	.43%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$297,513	$325,500	$237,320	$673,876	$411,377
Portfolio turnover rate G	31 % H	25% H	43% H	39%	34% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended June 30, 2025

 1. Organization.
Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Fund	$25,298

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,898,851,147
Gross unrealized depreciation	(126,855,817)
Net unrealized appreciation (depreciation)	$3,771,995,330
Tax Cost	$4,793,672,454

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$20,573,148
Net unrealized appreciation (depreciation) on securities and other investments	$3,772,000,319

The tax character of distributions paid was as follows:

	June 30, 2025	June 30, 2024
Ordinary Income	$-	$44,335,874
Long-term Capital Gains	-	117,945,447
Total	$-	$162,281,321

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fund	4,219,052,949	2,504,894,097

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Fund	26,276,518	1,467,282,026	2,399,477,110

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Fund	15,264,095	860,922,840	1,290,078,477
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Fund	.42
Class K	.34

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Fund	.42
Class K	.34

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Fund	41,776

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Fund	Borrower	6,761,000	4.59%	862

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fund	471,472,867	170,791,490	(3,191,467)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Fund	11,900
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Fund	3,940	762	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2025	Year ended June 30, 2024
Fidelity Fund
Distributions to shareholders
Fidelity Fund	$ -	$155,989,053
Class K	-	6,292,268
Total	$ -	$162,281,321
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
Fidelity Fund
Fidelity Fund
Shares sold	29,228,915	20,591,536	$2,644,849,576	$1,698,668,011
Reinvestment of distributions	-	1,951,351	-	140,752,055
Shares redeemed	(35,662,230)	(22,941,952)	(3,270,137,564)	(1,878,183,998)
Net increase (decrease)	(6,433,315)	(399,065)	$(625,287,988)	$(38,763,932)
Class K
Shares sold	346,185	629,284	$32,047,616	$49,061,890
Reinvestment of distributions	-	87,237	-	6,292,268
Shares redeemed	(1,003,321)	(519,871)	(91,872,946)	(39,997,244)
Net increase (decrease)	(657,136)	196,650	$(59,825,330)	$15,356,914
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2025, $272,268,002, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	28,001,365,920.38	97.84
Withheld	617,054,076.69	2.16
TOTAL	28,618,419,997.07	100.00
Robert A. Lawrence
Affirmative	27,971,499,925.56	97.74
Withheld	646,920,071.51	2.26
TOTAL	28,618,419,997.07	100.00
Vijay C. Advani
Affirmative	27,969,572,242.17	97.73
Withheld	648,847,754.89	2.27
TOTAL	28,618,419,997.07	100.00
Thomas P. Bostick
Affirmative	27,969,020,972.17	97.73
Withheld	649,399,024.90	2.27
TOTAL	28,618,419,997.07	100.00
Donald F. Donahue
Affirmative	27,968,347,738.20	97.73
Withheld	650,072,258.87	2.27
TOTAL	28,618,419,997.07	100.00
Vicki L. Fuller
Affirmative	27,989,732,087.37	97.80
Withheld	628,687,909.70	2.20
TOTAL	28,618,419,997.07	100.00
Patricia L. Kampling
Affirmative	27,998,934,667.72	97.84
Withheld	619,485,329.35	2.16
TOTAL	28,618,419,997.07	100.00
Thomas A. Kennedy
Affirmative	28,003,822,853.71	97.85
Withheld	614,597,143.36	2.15
TOTAL	28,618,419,997.07	100.00
Oscar Munoz
Affirmative	27,972,777,601.40	97.74
Withheld	645,642,395.66	2.26
TOTAL	28,618,419,997.07	100.00
Karen B. Peetz
Affirmative	27,996,202,442.16	97.83
Withheld	622,217,554.91	2.17
TOTAL	28,618,419,997.07	100.00
David M. Thomas
Affirmative	27,951,653,339.99	97.67
Withheld	666,766,657.08	2.33
TOTAL	28,618,419,997.07	100.00
Susan Tomasky
Affirmative	27,974,319,919.30	97.75
Withheld	644,100,077.77	2.25
TOTAL	28,618,419,997.07	100.00
Michael E. Wiley
Affirmative	27,955,275,377.95	97.68
Withheld	663,144,619.12	2.32
TOTAL	28,618,419,997.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705632.128
FID-ANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025